UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
September 30, 2018
MFS®  Global Equity Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 4.5%
Honeywell International, Inc. (a)	9,316	$ 1,537,140
MTU Aero Engines Holding AG	1,963	442,381
United Technologies Corp.	4,754	664,657
		$2,644,178
Airlines – 1.1%
Aena S.A.	3,781	$ 656,295
Alcoholic Beverages – 5.7%
AmBev S.A.	44,168	$ 200,577
Carlsberg A.S., “B”	3,298	395,581
Diageo PLC	32,948	1,167,659
Heineken N.V.	5,379	504,370
Pernod Ricard S.A.	6,584	1,080,148
		$3,348,335
Apparel Manufacturers – 3.8%
Burberry Group PLC	12,706	$ 333,704
Compagnie Financiere Richemont S.A.	6,331	516,079
LVMH Moet Hennessy Louis Vuitton SE	3,891	1,376,076
		$2,225,859
Automotive – 0.9%
Aptiv PLC	3,644	$ 305,731
Garrett Motion, Inc. (a)	932	17,235
Harley-Davidson, Inc.	4,923	223,012
		$545,978
Broadcasting – 3.8%
Omnicom Group, Inc.	4,112	$ 279,699
Walt Disney Co.	10,080	1,178,755
WPP PLC	51,741	758,354
		$2,216,808
Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG	1,827	$ 244,791
Franklin Resources, Inc.	8,063	245,196
		$489,987
Business Services – 6.4%
Accenture PLC, “A”	8,799	$ 1,497,590
Adecco S.A.	5,222	274,243
Brenntag AG	5,157	318,297
Cognizant Technology Solutions Corp., “A”	8,635	666,190
Compass Group PLC	27,849	619,251
PayPal Holdings, Inc. (a)	4,059	356,542
		$3,732,113
Cable TV – 2.6%
Comcast Corp., “A”	42,970	$ 1,521,568
Chemicals – 2.5%
3M Co.	4,561	$ 961,048
PPG Industries, Inc.	4,744	517,713
		$1,478,761
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	6,599	$ 776,504
Oracle Corp.	17,762	915,809
		$1,692,313
Consumer Products – 6.5%
Colgate-Palmolive Co.	9,765	$ 653,767
Coty, Inc., “A”	47,939	602,114
Essity AB	45,198	1,136,129
Reckitt Benckiser Group PLC	15,242	1,393,828
		$3,785,838
Electrical Equipment – 3.3%
Amphenol Corp., “A”	3,485	$ 327,660
Legrand S.A.	6,508	474,373
Schneider Electric S.A.	14,002	1,126,612
		$1,928,645
Electronics – 1.8%
Hoya Corp.	5,900	$ 350,511
Microchip Technology, Inc.	2,851	224,972
Samsung Electronics Co. Ltd.	11,709	490,316
		$1,065,799
Food & Beverages – 5.2%
Danone S.A.	13,123	$ 1,016,272
Kellogg Co.	8,198	574,024
Nestle S.A.	17,184	1,432,642
		$3,022,938
Gaming & Lodging – 0.4%
Sands China Ltd.	21,200	$ 96,002
Wynn Resorts Ltd.	913	116,006
		$212,008
Insurance – 1.0%
Aon PLC	3,873	$ 595,590
Internet – 0.8%
eBay, Inc. (a)	13,731	$ 453,398
Machinery & Tools – 1.2%
Kubota Corp.	39,700	$ 674,711
Major Banks – 5.8%
Bank of New York Mellon Corp.	17,940	$ 914,761
Erste Group Bank AG	5,706	237,041
Goldman Sachs Group, Inc.	2,371	531,673
State Street Corp.	12,298	1,030,326
UBS AG	44,098	696,473
		$3,410,274
Medical Equipment – 14.4%
Abbott Laboratories	12,560	$ 921,401
Cooper Cos., Inc.	2,547	705,901
Medtronic PLC	17,294	1,701,211
Olympus Corp.	7,700	300,559
Sonova Holding AG	1,047	208,354
Stryker Corp.	6,403	1,137,685

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	7,371	$ 1,799,114
Waters Corp. (a)	2,488	484,364
Zimmer Biomet Holdings, Inc.	8,925	1,173,370
		$8,431,959
Network & Telecom – 0.9%
Cisco Systems, Inc.	10,802	$ 525,517
Oil Services – 1.0%
National Oilwell Varco, Inc.	4,274	$ 184,124
NOW, Inc. (a)	2,539	42,021
Schlumberger Ltd.	6,172	375,998
		$602,143
Other Banks & Diversified Financials – 5.6%
American Express Co.	8,276	$ 881,311
Grupo Financiero Banorte S.A. de C.V.	29,372	212,356
Julius Baer Group Ltd.	5,662	283,331
Kasikornbank Co. Ltd.	20,100	135,492
Visa, Inc., “A”	11,879	1,782,919
		$3,295,409
Pharmaceuticals – 5.0%
Bayer AG	15,210	$ 1,351,134
Johnson & Johnson	1,704	235,442
Merck KGaA	4,391	453,737
Roche Holding AG	3,652	884,719
		$2,925,032
Railroad & Shipping – 3.7%
Canadian National Railway Co.	13,241	$ 1,189,042
Kansas City Southern Co.	8,665	981,571
		$2,170,613
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.6%
Whitbread PLC	6,052	$ 372,085
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	8,930	$ 835,053
L'Air Liquide S.A.	4,547	598,144
Linde AG	3,373	797,735
Praxair, Inc.	1,538	247,203
		$2,478,135
Specialty Stores – 1.1%
AutoZone, Inc. (a)	372	$ 288,560
Hermes International	200	132,499
Sally Beauty Holdings, Inc. (a)	10,732	197,362
		$618,421
Trucking – 1.7%
United Parcel Service, Inc., “B”	8,628	$ 1,007,319
Total Common Stocks		$58,128,029
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	503,410	$ 503,360
Other Assets, Less Liabilities – (0.3)%		(166,081)
Net Assets – 100.0%		$58,465,308

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $503,360 and $58,128,029, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$58,128,029	$—	$—	$58,128,029
Mutual Funds	503,360	—	—	503,360
Total	$58,631,389	$—	$—	$58,631,389
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	639,548	7,533,187	(7,669,325)	503,410
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$7	$—	$—	$4,506	$503,360
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	54.7%
France	9.9%
United Kingdom	7.9%
Switzerland	7.4%
Germany	6.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.0%
Sweden	1.9%
Other Countries	5.4%
4

Quarterly Report
September 30, 2018
MFS®  Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 0.4%
FLIR Systems, Inc.	91,259	$ 5,609,691
Honeywell International, Inc. (a)	11,468	1,892,220
		$7,501,911
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	75,153	$ 16,204,490
Pernod Ricard S.A.	25,383	4,164,244
		$20,368,734
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	271,561	$ 23,006,648
Automotive – 0.0%
Garrett Motion, Inc. (a)	316	$ 5,842
Biotechnology – 2.4%
Biogen, Inc. (a)	36,611	$ 12,935,032
Biomarin Pharmaceutical, Inc. (a)	40,209	3,899,067
Illumina, Inc. (a)	4,947	1,815,846
Regeneron Pharmaceuticals, Inc. (a)	11,056	4,467,066
Vertex Pharmaceuticals, Inc. (a)	100,478	19,366,130
		$42,483,141
Broadcasting – 2.5%
Netflix, Inc. (a)	121,137	$ 45,320,986
Brokerage & Asset Managers – 2.2%
Blackstone Group LP	137,428	$ 5,233,258
Charles Schwab Corp.	328,111	16,126,656
Intercontinental Exchange, Inc.	231,292	17,321,458
		$38,681,372
Business Services – 9.8%
Cognizant Technology Solutions Corp., “A”	92,638	$ 7,147,022
CoStar Group, Inc. (a)	3,983	1,676,206
Fidelity National Information Services, Inc.	164,111	17,899,587
Fiserv, Inc. (a)	425,106	35,020,232
FleetCor Technologies, Inc. (a)	65,118	14,836,485
Global Payments, Inc.	150,721	19,201,855
MSCI, Inc.	71,504	12,685,525
PayPal Holdings, Inc. (a)	232,594	20,431,057
TransUnion	138,529	10,192,964
Verisk Analytics, Inc., “A” (a)	205,351	24,755,063
Worldpay, Inc. (a)	121,701	12,324,660
		$176,170,656
Cable TV – 0.7%
Comcast Corp., “A”	367,993	$ 13,030,632
Computer Software – 15.0%
Adobe Systems, Inc. (a)	281,501	$ 75,991,195
Intuit, Inc.	128,402	29,198,615
Microsoft Corp.	967,430	110,644,969
PTC, Inc. (a)	44,890	4,766,869
Salesforce.com, Inc. (a)	295,319	46,964,581
		$267,566,229
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
Apple, Inc.	134,635	$ 30,392,505
Square, Inc., “A” (a)	67,846	6,717,432
		$37,109,937
Construction – 2.6%
Sherwin-Williams Co.	61,280	$ 27,895,269
Vulcan Materials Co.	160,299	17,825,249
		$45,720,518
Consumer Products – 1.2%
Colgate-Palmolive Co.	140,761	$ 9,423,949
Estee Lauder Cos., Inc., “A”	81,296	11,813,935
		$21,237,884
Consumer Services – 1.0%
Bookings Holdings, Inc. (a)	9,260	$ 18,371,840
Electrical Equipment – 2.6%
AMETEK, Inc.	177,813	$ 14,068,565
Amphenol Corp., “A”	149,739	14,078,461
Fortive Corp. (l)	146,022	12,295,052
TE Connectivity Ltd.	67,630	5,946,706
		$46,388,784
Electronics – 2.0%
Analog Devices, Inc.	107,197	$ 9,911,435
NVIDIA Corp.	94,408	26,530,536
		$36,441,971
Energy - Independent – 0.9%
Concho Resources, Inc. (a)	37,809	$ 5,775,325
Pioneer Natural Resources Co.	55,791	9,718,234
		$15,493,559
Entertainment – 0.4%
Six Flags Entertainment Corp.	93,238	$ 6,509,877
Food & Beverages – 0.3%
Monster Worldwide, Inc. (a)	89,551	$ 5,219,032
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	91,394	$ 7,382,807
Marriott International, Inc., “A”	115,120	15,199,294
		$22,582,101
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	76,552	$ 6,242,816
Insurance – 1.2%
Aon PLC	145,316	$ 22,346,694
Internet – 10.4%
Alibaba Group Holding Ltd., ADR (a)	38,477	$ 6,339,470
Alphabet, Inc., “A” (a)	60,728	73,303,554
Alphabet, Inc., “C” (a)	35,515	42,386,087
Facebook, Inc., “A” (a)	367,947	60,512,564
Spotify Technology S.A. (a)	23,277	4,209,180
		$186,750,855

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 3.7%
Activision Blizzard, Inc.	426,701	$ 35,497,256
Electronic Arts, Inc. (a)	248,235	29,909,835
		$65,407,091
Machinery & Tools – 1.1%
Roper Technologies, Inc.	69,181	$ 20,492,104
Medical Equipment – 8.8%
Abbott Laboratories	243,268	$ 17,846,140
Boston Scientific Corp. (a)	188,399	7,253,362
Danaher Corp.	293,451	31,886,386
Edwards Lifesciences Corp. (a)	86,134	14,995,929
Medtronic PLC	273,219	26,876,553
Stryker Corp.	81,360	14,456,045
Thermo Fisher Scientific, Inc.	177,902	43,422,320
		$156,736,735
Other Banks & Diversified Financials – 8.2%
Mastercard, Inc., “A”	294,896	$ 65,646,798
Visa, Inc., “A”	539,565	80,983,311
		$146,630,109
Pharmaceuticals – 2.4%
Bristol-Myers Squibb Co.	181,749	$ 11,282,978
Eli Lilly & Co.	60,081	6,447,292
Zoetis, Inc.	265,711	24,328,499
		$42,058,769
Railroad & Shipping – 2.0%
Canadian Pacific Railway Ltd.	75,654	$ 16,034,109
Union Pacific Corp.	124,043	20,197,921
		$36,232,030
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	7,086	$ 3,220,729
Starbucks Corp.	119,013	6,764,699
		$9,985,428
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.0%
Elanco Animal Health, Inc. (a)	4,624	$ 161,331
Specialty Stores – 8.8%
Amazon.com, Inc. (a)	61,227	$ 122,637,681
Costco Wholesale Corp.	42,742	10,039,241
Lululemon Athletica, Inc. (a)	35,125	5,707,461
Ross Stores, Inc.	188,668	18,696,999
		$157,081,382
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	161,217	$ 23,424,830
Tobacco – 0.4%
Philip Morris International, Inc.	98,440	$ 8,026,798
Total Common Stocks		$1,770,788,626
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.09% (v)	3,980,248	$ 3,979,850
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	11,245,000	$ 11,245,000
Other Assets, Less Liabilities – 0.2%		3,061,572
Net Assets – 100.0%		$1,789,075,048

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,979,850 and $1,782,033,626, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,770,788,626	$—	$—	$1,770,788,626
Mutual Funds	15,224,850	—	—	15,224,850
Total	$1,786,013,476	$—	$—	$1,786,013,476
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,611,165	138,050,450	(151,681,367)	3,980,248
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(836)	$272	$—	$196,187	$3,979,850
4

Quarterly Report
September 30, 2018
MFS®  Investors Trust Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 3.4%
Honeywell International, Inc. (a)	74,108	$ 12,227,820
United Technologies Corp.	68,349	9,555,874
		$21,783,694
Alcoholic Beverages – 2.1%
Diageo PLC	148,361	$ 5,257,833
Pernod Ricard S.A.	48,486	7,954,440
		$13,212,273
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	19,613	$ 6,936,254
NIKE, Inc., “B”	89,162	7,553,805
		$14,490,059
Automotive – 0.0%
Garrett Motion, Inc. (a)	2,067	$ 38,236
Biotechnology – 1.1%
Biogen, Inc. (a)	19,632	$ 6,936,182
Broadcasting – 0.6%
Walt Disney Co.	30,943	$ 3,618,474
Brokerage & Asset Managers – 2.6%
Blackstone Group LP	152,591	$ 5,810,665
NASDAQ, Inc.	93,744	8,043,235
TD Ameritrade Holding Corp.	55,568	2,935,658
		$16,789,558
Business Services – 8.3%
Accenture PLC, “A”	67,601	$ 11,505,690
Amdocs Ltd.	104,072	6,866,671
Cognizant Technology Solutions Corp., “A”	152,730	11,783,120
DXC Technology Co.	105,295	9,847,188
Fidelity National Information Services, Inc.	115,084	12,552,212
		$52,554,881
Cable TV – 1.9%
Comcast Corp., “A”	348,529	$ 12,341,412
Chemicals – 0.9%
PPG Industries, Inc.	54,204	$ 5,915,282
Computer Software – 3.0%
Adobe Systems, Inc. (a)	30,680	$ 8,282,066
Microsoft Corp.	60,738	6,946,605
Salesforce.com, Inc. (a)	25,506	4,056,219
		$19,284,890
Computer Software - Systems – 2.2%
Apple, Inc.	42,405	$ 9,572,505
Hewlett Packard Enterprise	272,342	4,441,898
		$14,014,403
Construction – 1.4%
Sherwin-Williams Co.	19,851	$ 9,036,374
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.7%
Colgate-Palmolive Co.	99,065	$ 6,632,402
Coty, Inc., “A”	242,097	3,040,738
Estee Lauder Cos., Inc., “A”	24,900	3,618,468
Kimberly-Clark Corp.	38,955	4,426,846
Newell Brands, Inc.	290,643	5,900,053
		$23,618,507
Containers – 1.3%
Crown Holdings, Inc. (a)	175,940	$ 8,445,120
Electrical Equipment – 2.6%
AMETEK, Inc.	83,743	$ 6,625,746
Fortive Corp.	58,223	4,902,377
TE Connectivity Ltd.	56,925	5,005,415
		$16,533,538
Electronics – 2.4%
Analog Devices, Inc.	55,712	$ 5,151,132
Texas Instruments, Inc.	93,056	9,983,978
		$15,135,110
Energy - Independent – 2.1%
EOG Resources, Inc.	105,242	$ 13,425,722
Engineering - Construction – 0.6%
Fluor Corp.	67,097	$ 3,898,336
Food & Beverages – 3.0%
Danone S.A.	106,912	$ 8,279,486
Mondelez International, Inc.	251,303	10,795,977
		$19,075,463
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	40,040	$ 3,265,262
Insurance – 1.0%
Chubb Ltd.	49,678	$ 6,638,968
Internet – 6.1%
Alphabet, Inc., “A” (a)	17,600	$ 21,244,608
Alphabet, Inc., “C” (a)	7,016	8,373,386
Facebook, Inc., “A” (a)	55,198	9,077,863
		$38,695,857
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	39,933	$ 4,811,527
Major Banks – 9.2%
Bank of America Corp.	632,755	$ 18,640,962
Goldman Sachs Group, Inc.	42,755	9,587,381
JPMorgan Chase & Co.	203,966	23,015,524
Morgan Stanley	162,391	7,562,549
		$58,806,416
Medical & Health Technology & Services – 0.9%
McKesson Corp.	42,275	$ 5,607,779

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.2%
Abbott Laboratories	90,504	$ 6,639,373
Danaher Corp.	137,618	14,953,572
Medtronic PLC	154,619	15,209,871
Thermo Fisher Scientific, Inc.	64,444	15,729,492
		$52,532,308
Natural Gas - Pipeline – 1.5%
Enterprise Products Partners LP	335,444	$ 9,637,306
Network & Telecom – 1.0%
Cisco Systems, Inc.	132,517	$ 6,446,952
Oil Services – 1.7%
Schlumberger Ltd.	179,537	$ 10,937,394
Other Banks & Diversified Financials – 6.5%
Mastercard, Inc., “A”	61,388	$ 13,665,583
U.S. Bancorp	129,421	6,834,723
Visa, Inc., “A”	137,962	20,706,716
		$41,207,022
Pharmaceuticals – 4.8%
Eli Lilly & Co.	63,461	$ 6,810,000
Johnson & Johnson	131,810	18,212,188
Zoetis, Inc.	58,091	5,318,812
		$30,341,000
Railroad & Shipping – 1.7%
Canadian National Railway Co.	121,192	$ 10,883,042
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.2%
Aramark	112,510	$ 4,840,180
Starbucks Corp.	158,086	8,985,608
		$13,825,788
Specialty Chemicals – 0.1%
Elanco Animal Health, Inc. (a)	7,924	$ 276,468
Specialty Stores – 3.8%
Costco Wholesale Corp.	29,936	$ 7,031,368
Ross Stores, Inc.	87,202	8,641,718
Tractor Supply Co.	93,963	8,539,357
		$24,212,443
Telecommunications - Wireless – 2.5%
American Tower Corp., REIT	110,715	$ 16,086,889
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	45,757	$ 3,243,256
Total Common Stocks		$627,603,191
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	9,641,533	$ 9,640,569
Other Assets, Less Liabilities – 0.0%		177,125
Net Assets – 100.0%		$637,420,885

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,640,569 and $627,603,191, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$627,603,191	$—	$—	$627,603,191
Mutual Funds	9,640,569	—	—	9,640,569
Total	$637,243,760	$—	$—	$637,243,760
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,403,740	44,264,704	(39,026,911)	9,641,533
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,024	$204	$—	$88,635	$9,640,569
4

Quarterly Report
September 30, 2018
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 4.1%
Curtiss-Wright Corp.	12,143	$ 1,668,691
FLIR Systems, Inc.	81,162	4,989,028
Harris Corp.	38,232	6,469,237
Leidos Holdings, Inc.	15,922	1,101,165
TransDigm Group, Inc. (a)	6,533	2,432,236
		$16,660,357
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	9,011	$ 1,942,952
Automotive – 2.4%
Copart, Inc. (a)	120,062	$ 6,186,795
WABCO Holdings, Inc. (a)	30,626	3,612,030
		$9,798,825
Biotechnology – 2.2%
Biomarin Pharmaceutical, Inc. (a)	36,253	$ 3,515,453
Bio-Techne Corp.	26,622	5,433,817
		$8,949,270
Broadcasting – 0.8%
Netflix, Inc. (a)	8,598	$ 3,216,770
Brokerage & Asset Managers – 3.4%
Apollo Global Management LLC, “A”	85,171	$ 2,942,658
E*TRADE Financial Corp. (a)	78,750	4,125,713
NASDAQ, Inc.	78,535	6,738,303
		$13,806,674
Business Services – 15.2%
CoStar Group, Inc. (a)	9,368	$ 3,942,429
Fidelity National Information Services, Inc.	37,123	4,049,006
Fiserv, Inc. (a)	81,689	6,729,540
FleetCor Technologies, Inc. (a)	18,462	4,206,382
Global Payments, Inc.	69,757	8,887,042
MSCI, Inc.	29,554	5,243,175
Total System Services, Inc.	44,716	4,415,258
TransUnion	89,314	6,571,724
Tyler Technologies, Inc. (a)	15,799	3,871,703
Verisk Analytics, Inc., “A” (a)	59,296	7,148,133
Worldpay, Inc. (a)	61,523	6,230,434
		$61,294,826
Chemicals – 0.9%
Ingevity Corp. (a)	35,032	$ 3,569,060
Computer Software – 5.2%
Autodesk, Inc. (a)	44,858	$ 7,002,782
Cadence Design Systems, Inc. (a)	136,367	6,180,153
PTC, Inc. (a)	64,623	6,862,316
Ultimate Software Group, Inc. (a)	3,456	1,113,489
		$21,158,740
Computer Software - Systems – 6.1%
Constellation Software, Inc.	2,017	$ 1,483,287
Guidewire Software, Inc. (a)	34,344	3,469,087
NICE Systems Ltd., ADR (a)	31,087	3,558,529
Pluralsight, Inc., “A” (a)	15,509	496,288
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
ServiceNow, Inc. (a)	25,870	$ 5,060,948
Square, Inc., “A” (a)	36,458	3,609,707
SS&C Technologies Holdings, Inc.	124,163	7,056,183
		$24,734,029
Construction – 4.7%
Armstrong World Industries, Inc. (a)	31,550	$ 2,195,880
Lennox International, Inc.	19,719	4,306,630
Pool Corp.	21,734	3,626,970
Siteone Landscape Supply, Inc. (a)	55,789	4,203,143
Vulcan Materials Co.	40,001	4,448,111
		$18,780,734
Consumer Products – 0.4%
Scotts Miracle-Gro Co.	18,527	$ 1,458,631
Consumer Services – 3.2%
Bright Horizons Family Solutions, Inc. (a)	108,579	$ 12,794,949
Containers – 0.5%
CCL Industries, Inc.	47,661	$ 2,148,278
Electrical Equipment – 5.5%
AMETEK, Inc.	106,399	$ 8,418,289
Amphenol Corp., “A”	60,518	5,689,902
Littlefuse, Inc.	18,847	3,729,633
Mettler-Toledo International, Inc. (a)	7,317	4,455,907
		$22,293,731
Electronics – 2.7%
Monolithic Power Systems, Inc.	43,890	$ 5,509,512
NVIDIA Corp.	5,800	1,629,916
Silicon Laboratories, Inc. (a)	39,916	3,664,289
		$10,803,717
Energy - Independent – 1.2%
Concho Resources, Inc. (a)	8,752	$ 1,336,868
Energen Corp. (a)	26,374	2,272,647
Parsley Energy, Inc., “A” (a)	47,923	1,401,748
		$5,011,263
Entertainment – 1.2%
Six Flags Entertainment Corp.	68,806	$ 4,804,035
Food & Beverages – 0.8%
Chr. Hansen Holding A.S.	31,623	$ 3,210,107
Gaming & Lodging – 2.2%
MGM Resorts International	102,998	$ 2,874,674
Paddy Power Betfair PLC	13,233	1,119,389
Vail Resorts, Inc.	17,239	4,730,726
		$8,724,789
General Merchandise – 2.0%
Dollar Tree, Inc. (a)	26,379	$ 2,151,207
Five Below, Inc. (a)	45,628	5,934,378
		$8,085,585

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.1%
Aon PLC	28,896	$ 4,443,627
Internet – 2.2%
Eventbrite, Inc. (a)	140	$ 5,316
IAC/InterActiveCorp (a)	13,195	2,859,620
LogMeIn, Inc.	35,553	3,167,772
Match Group, Inc. (a)	21,470	1,243,328
Wix.com Ltd. (a)	13,287	1,590,454
		$8,866,490
Leisure & Toys – 3.5%
Electronic Arts, Inc. (a)	45,923	$ 5,533,262
Take-Two Interactive Software, Inc. (a)	63,607	8,777,130
		$14,310,392
Machinery & Tools – 2.0%
Roper Technologies, Inc.	24,233	$ 7,178,057
Xylem, Inc.	10,520	840,232
		$8,018,289
Medical & Health Technology & Services – 1.6%
Henry Schein, Inc. (a)	13,557	$ 1,152,751
ICON PLC (a)	33,877	5,208,589
		$6,361,340
Medical Equipment – 10.4%
Abiomed, Inc. (a)	3,623	$ 1,629,444
Align Technology, Inc. (a)	14,963	5,853,825
Cooper Cos., Inc.	15,401	4,268,387
DexCom, Inc. (a)	14,074	2,013,145
Edwards Lifesciences Corp. (a)	20,239	3,523,610
Integra LifeSciences Holdings Corp. (a)	10,385	684,060
Nevro Corp. (a)	9,633	549,081
PerkinElmer, Inc.	116,257	11,308,318
QIAGEN N.V. (a)	87,651	3,320,220
Steris PLC	61,441	7,028,850
West Pharmaceutical Services, Inc.	13,735	1,695,861
		$41,874,801
Other Banks & Diversified Financials – 0.7%
First Republic Bank	27,272	$ 2,618,112
Pollution Control – 0.5%
Clean Harbors, Inc. (a)	30,166	$ 2,159,282
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.4%
IHS Markit Ltd. (a)	105,707	$ 5,703,950
Railroad & Shipping – 1.4%
Kansas City Southern Co.	48,099	$ 5,448,655
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	50,158	$ 4,345,689
Restaurants – 1.8%
Aramark	48,341	$ 2,079,630
Chipotle Mexican Grill, Inc., “A” (a)	3,650	1,658,998
Domino's Pizza, Inc.	5,868	1,729,886
Dunkin Brands Group, Inc.	26,566	1,958,446
		$7,426,960
Specialty Chemicals – 0.9%
Axalta Coating Systems Ltd. (a)	80,561	$ 2,349,159
Elanco Animal Health, Inc. (a)	40,181	1,401,915
		$3,751,074
Specialty Stores – 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	38,298	$ 1,025,620
Lululemon Athletica, Inc. (a)	22,563	3,666,262
O'Reilly Automotive, Inc. (a)	7,918	2,750,080
Ross Stores, Inc.	30,391	3,011,748
Tractor Supply Co.	36,224	3,292,037
		$13,745,747
Telecommunications - Wireless – 1.3%
SBA Communications Corp., REIT (a)	33,728	$ 5,417,729
Total Common Stocks		$397,739,459
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 2.09% (v)	6,257,470	$ 6,256,844
Other Assets, Less Liabilities – (0.1)%		(229,242)
Net Assets – 100.0%		$403,767,061

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,256,844 and $397,739,459, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$397,739,459	$—	$—	$397,739,459
Mutual Funds	6,256,844	—	—	6,256,844
Total	$403,996,303	$—	$—	$403,996,303
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,538,996	68,525,617	(65,807,143)	6,257,470
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$438	$284	$—	$55,325	$6,256,844
4

Quarterly Report
September 30, 2018
MFS®  New Discovery Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 3.9%
CACI International, Inc., “A” (a)	55,131	$ 10,152,374
Curtiss-Wright Corp.	73,687	10,126,067
FLIR Systems, Inc.	177,313	10,899,430
		$31,177,871
Automotive – 4.5%
Hella KGaA Hueck & Co.	97,473	$ 5,436,738
KAR Auction Services, Inc.	188,085	11,226,794
Stoneridge, Inc. (a)	343,384	10,205,372
WABCO Holdings, Inc. (a)	79,857	9,418,335
		$36,287,239
Biotechnology – 5.7%
Aimmune Therapeutics, Inc. (a)	122,517	$ 3,342,264
Alder Biopharmaceuticals, Inc. (a)	283,144	4,714,347
Amicus Therapeutics, Inc. (a)	362,009	4,376,689
Bio-Techne Corp.	41,663	8,503,835
Exact Sciences Corp. (a)	42,153	3,326,715
Immunomedics, Inc. (a)	216,556	4,510,861
Loxo Oncology, Inc. (a)	21,083	3,601,609
Morphosys AG, ADR (a)	147,671	3,942,815
Neurocrine Biosciences, Inc. (a)	33,699	4,143,292
Spark Therapeutics, Inc. (a)	62,054	3,385,046
Tricida, Inc. (a)	77,105	2,355,558
		$46,203,031
Brokerage & Asset Managers – 1.9%
Hamilton Lane, Inc.,“A”	97,448	$ 4,314,997
TMX Group Ltd.	81,025	5,438,050
WisdomTree Investments, Inc.	700,370	5,939,138
		$15,692,185
Business Services – 4.5%
CoStar Group, Inc. (a)	6,549	$ 2,756,081
Endava PLC, ADR (a)	169,604	4,910,036
EVO Payments, Inc., “A” (a)	227,800	5,444,420
Global Payments, Inc.	43,372	5,525,593
WNS (Holdings) Ltd., ADR (a)	189,549	9,619,612
Zendesk, Inc. (a)	119,376	8,475,696
		$36,731,438
Chemicals – 1.0%
Ingevity Corp. (a)	80,377	$ 8,188,809
Computer Software – 6.8%
8x8, Inc. (a)	270,458	$ 5,747,233
Cadence Design Systems, Inc. (a)	105,598	4,785,701
Everbridge, Inc. (a)	121,945	7,028,910
Okta, Inc. (a)	61,807	4,348,741
Paylocity Holding Corp. (a)	78,478	6,303,353
RingCentral, Inc. (a)	63,416	5,900,859
Talend S.A., ADR (a)	100,677	7,021,214
Tenable Holdings, Inc. (a)	103,549	4,025,985
Twilio, Inc., “A” (a)	61,740	5,326,927
Ultimate Software Group, Inc. (a)	12,934	4,167,205
		$54,656,128
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 8.1%
Box, Inc. (a)	320,522	$ 7,663,681
Five9, Inc. (a)	127,547	5,572,529
ForeScout Tech, Inc. (a)	178,372	6,735,327
New Relic, Inc. (a)	31,465	2,964,947
NICE Systems Ltd., ADR (a)	71,507	8,185,406
Pluralsight, Inc., “A” (a)	124,203	3,974,496
Proofpoint, Inc. (a)	43,098	4,582,610
Q2 Holdings, Inc. (a)	104,725	6,341,099
Rapid7, Inc. (a)	226,008	8,344,215
RealPage, Inc. (a)	105,520	6,953,768
SS&C Technologies Holdings, Inc.	73,434	4,173,254
		$65,491,332
Construction – 3.9%
Foundation Building Materials, Inc. (a)	398,863	$ 4,973,822
GMS, Inc. (a)	226,447	5,253,570
Lennox International, Inc.	41,712	9,109,901
Siteone Landscape Supply, Inc. (a)	35,896	2,704,405
Summit Materials, Inc., “A” (a)	527,379	9,587,750
		$31,629,448
Consumer Services – 3.8%
Bright Horizons Family Solutions, Inc. (a)	124,173	$ 14,632,546
MakeMyTrip Ltd. (a)	204,803	5,621,842
Planet Fitness, Inc. (a)	196,651	10,625,054
		$30,879,442
Containers – 1.7%
Berry Global Group, Inc. (a)	282,471	$ 13,668,772
Electrical Equipment – 1.9%
CTS Corp.	190,795	$ 6,544,269
Littlefuse, Inc.	45,146	8,933,942
		$15,478,211
Electronics – 5.1%
Brooks Automation, Inc.	215,640	$ 7,553,869
Inphi Corp. (a)	182,787	6,942,250
IPG Photonics Corp. (a)	38,979	6,083,453
MACOM Technology Solutions Holdings, Inc. (a)	120,135	2,474,781
Monolithic Power Systems, Inc.	42,775	5,369,546
nLight, Inc. (a)	134,011	2,976,384
Silicon Laboratories, Inc. (a)	70,904	6,508,987
USA Technologies, Inc. (a)	441,154	3,176,309
		$41,085,579
Entertainment – 0.5%
Live Nation, Inc. (a)	74,969	$ 4,083,561
Forest & Paper Products – 0.6%
Trex Co., Inc. (a)	64,732	$ 4,983,069

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.7%
Eventbrite, Inc. (a)	115,879	$ 4,399,926
LogMeIn, Inc.	153,411	13,668,920
MINDBODY, Inc., “A” (a)	290,379	11,803,906
		$29,872,752
Machinery & Tools – 3.0%
Gardner Denver Holdings, Inc. (a)	228,005	$ 6,461,662
Gates Industrial Corp. PLC (a)	378,137	7,373,671
Lincoln Electric Holdings, Inc.	51,604	4,821,878
Ritchie Bros. Auctioneers, Inc.	161,651	5,840,451
		$24,497,662
Medical & Health Technology & Services – 6.6%
Charles River Laboratories International, Inc. (a)	92,693	$ 12,470,916
ICON PLC (a)	93,231	14,334,266
Medidata Solutions, Inc. (a)	107,296	7,865,870
Syneos Health, Inc. (a)	213,925	11,027,834
Teladoc Health, Inc. (a)	84,926	7,333,360
		$53,032,246
Medical Equipment – 11.1%
DexCom, Inc. (a)	19,803	$ 2,832,621
Inspire Medical Systems, Inc. (a)	47,965	2,018,367
iRhythm Technologies, Inc. (a)	32,239	3,051,744
Masimo Corp. (a)	85,544	10,653,650
Merit Medical Systems, Inc. (a)	142,546	8,759,452
Mesa Laboratories, Inc.	21,685	4,025,170
Nevro Corp. (a)	67,476	3,846,132
NuVasive, Inc. (a)	58,618	4,160,706
OptiNose, Inc. (a)	315,059	3,916,183
PerkinElmer, Inc.	116,462	11,328,259
Quidel Corp. (a)	125,255	8,162,868
Senseonics Holdings, Inc. (a)	684,758	3,266,296
Steris PLC	97,344	11,136,153
Tactile Systems Technology, Inc. (a)	52,122	3,703,268
West Pharmaceutical Services, Inc.	72,688	8,974,787
		$89,835,656
Network & Telecom – 1.6%
Interxion Holding N.V. (a)	131,968	$ 8,881,446
Switch, Inc. (l)	381,885	4,124,358
		$13,005,804
Oil Services – 0.9%
Liberty Oilfield Services, Inc. (l)	150,529	$ 3,246,911
Patterson-UTI Energy, Inc.	256,454	4,387,928
		$7,634,839
Other Banks & Diversified Financials – 2.6%
Bank OZK	166,709	$ 6,328,274
Legacytextas Financial Group, Inc.	160,937	6,855,916
Wintrust Financial Corp.	93,578	7,948,515
		$21,132,705
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.2%
Aquestive Therapeutics, Inc. (a)	115,069	$ 2,014,858
Aratana Therapeutics, Inc. (a)	555,996	3,247,017
Collegium Pharmaceutical, Inc. (a)	243,737	3,592,683
Forty Seven, Inc. (a)	124,626	1,859,420
PetIQ, Inc. (a)(l)	125,144	4,919,411
Principia Biopharma, Inc. (a)	83,890	2,451,266
		$18,084,655
Pollution Control – 0.9%
Evoqua Water Technologies LLC (a)	410,245	$ 7,294,156
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	624,779	$ 2,224,213
Real Estate – 2.3%
Big Yellow Group PLC, REIT	351,134	$ 4,201,394
Life Storage, Inc., REIT	42,006	3,997,291
STAG Industrial, Inc., REIT	374,667	10,303,342
		$18,502,027
Restaurants – 1.5%
Performance Food Group Co. (a)	353,101	$ 11,758,263
Special Products & Services – 0.9%
Boyd Group Income Fund, IEU	77,589	$ 7,567,578
Specialty Chemicals – 5.7%
Axalta Coating Systems Ltd. (a)	312,348	$ 9,108,068
Elanco Animal Health, Inc. (a)	109,893	3,834,167
Ferro Corp. (a)	484,464	11,249,254
Ferroglobe PLC	506,786	4,140,441
RPM International, Inc.	92,971	6,037,537
Univar, Inc. (a)	376,093	11,531,011
		$45,900,478
Specialty Stores – 1.8%
Floor & Decor Holdings, Inc. (a)	228,979	$ 6,908,297
Hudson Ltd., “A” (a)	325,836	7,350,860
		$14,259,157
Total Common Stocks		$ 800,838,306
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	8,841,752	$ 8,840,867
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	4,107,392	$ 4,107,392
Other Assets, Less Liabilities – (0.6)%		(4,616,640)
Net Assets – 100.0%		$ 809,169,925

2

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,840,867 and $804,945,698, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$800,838,306	$—	$—	$800,838,306
Mutual Funds	12,948,259	—	—	12,948,259
Total	$813,786,565	$—	$—	$813,786,565
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2018, the value of securities loaned was $4,037,859. These loans were collateralized by cash of $4,107,392 and U.S. Treasury Obligations of $4,510.
4

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,472,065	181,078,490	(206,708,803)	8,841,752
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(264)	$519	$—	$215,273	$8,840,867
5

Quarterly Report
September 30, 2018
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$ 3,042,765
Asset-Backed & Securitized – 18.1%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.752% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$ 5,554,267
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.583% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	4,010,000	3,970,097
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.982% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	1,750,000	1,737,754
Ameriquest Mortgage Securities, Inc., “M1”, FLR, 2.685% (LIBOR - 1mo. + 0.47%), 10/25/2035	30,430	30,433
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2028 (z)	7,720,000	7,739,331
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	374,318	374,090
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.697% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,375,776
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.536% (LIBOR - 3mo. + 2.2%), 10/17/2026 (n)	3,680,000	3,680,707
Ballyrock Ltd., CLO, FLR, 3.502% (LIBOR - 3mo. + 1.18%), 5/20/2025 (z)	238,796	238,877
Bancorp Commercial Mortgage Trust 2018-CRE4, “B”, FLR, 3.52% (LIBOR - 1mo. + 1.25%), 9/15/2035 (z)	2,030,000	2,030,000
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.62% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,465,000	1,464,947
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.912% (LIBOR - 1mo. + 0.85%), 1/15/2033 (z)	6,189,179	6,185,288
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.312% (LIBOR - 1mo. + 1.25%), 1/15/2033 (z)	3,713,508	3,715,839
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.762% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,668,091	1,680,964
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.32% (LIBOR - 1mo. + 1.1%), 9/15/2035 (z)	2,255,000	2,255,000
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	142,654	14
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	81,692	76,108
Bear Stearns Cos., Inc., “A2”, FLR, 2.665% (LIBOR - 1mo. + 0.45%), 12/25/2042	443,196	439,802
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	9,486,194	9,497,035
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	$2,930,234	$ 2,922,575
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	6,026,397	5,954,397
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	5,890,000	5,875,227
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,132,771
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	3,876,656	3,779,000
Commercial Mortgage Asset Trust, 1.264%, 1/17/2032 (i)(z)	6,803	2
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,492,268
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	3,912,973
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	8,707,283
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,019,785
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,920,428
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	10,566,977	10,059,809
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	10,486,481	10,295,301
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	12,634,431
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,660,174
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.739% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,119,842
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	4,567,000	4,559,115
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	2,090,000	2,097,095
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.496% (LIBOR - 3mo. + 1.16%), 1/17/2026 (n)	3,997,154	3,995,111
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.739% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,674,742
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.239% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,969,795
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	4,559,000	4,544,078
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,656,935
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.728% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	14,876,000	14,930,424

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	$3,932,000	$ 3,867,143
Granite Point Mortgage Trust Inc., FLR, 3.082% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	4,690,000	4,690,000
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,775,251
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	16,765,206	16,357,339
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	14,970,000	14,561,109
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.84% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	6,545,000	6,544,836
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.527% (LIBOR - 1mo. + 1.45%), 8/15/2028 (z)	875,000	877,184
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.727% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	1,800,000	1,806,716
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.427% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	595,000	598,720
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.858% (LIBOR-1mo. + 0.7%), 3/17/2037 (z)	10,104,998	10,075,401
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,244,621
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,861,668
JPMorgan Chase Commercial Mortgage Securities Corp., 5.964%, 7/15/2042 (n)(q)	33,492	22,862
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	7,313,050
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	448,930	457,601
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.184%, 6/15/2049	2,364,282	2,402,442
JPMorgan Mortgage Trust, “A1”, 4.064%, 10/25/2033	139,400	141,084
Lehman Brothers Commercial Conduit Mortgage Trust, 1.119%, 2/18/2030 (i)	3,815	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.658% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,933,540
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.708% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,363,421
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.239% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,000,000	2,994,063
Merrill Lynch Mortgage Investors Inc., “A”, 3.97%, 5/25/2036	373,185	377,313
Merrill Lynch Mortgage Investors Inc., “A5”, 4.068%, 4/25/2035	216,199	206,674
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	$5,000,000	$ 4,953,505
NextGear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,585,374
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	3,250,000	3,229,088
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.897% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,450,000	1,448,035
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.689% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	6,280,000	6,238,477
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.097% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,679,850
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.097% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,809,839
Preferred Term Securities XIX Ltd., CDO, FLR, 2.684% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	298,288	281,137
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.662% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	5,825,355	5,900,956
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	38,179	36,950
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.658% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	3,672,572	3,679,466
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	3,040,000	3,008,965
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.861% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	6,750,828	6,745,172
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,897,527
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.682% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,122,790
West CLO Ltd., 2014-1A, “CR”, FLR, 5.332% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,679,877
		$387,728,936
Automotive – 0.5%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$ 4,393,289
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,638,351
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,458,777
		$10,490,417
Broadcasting – 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$2,105,000	$ 2,013,558
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$ 8,779,625
Charles Schwab Corp., 3.2%, 1/25/2028	5,189,000	4,929,890
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,165,878
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,499,261

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, 3.75%, 9/21/2028	$3,417,000	$ 3,375,941
Raymond James Financial, Inc., 4.95%, 7/15/2046	8,066,000	8,187,792
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,071,107
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,738,811
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	2,905,871
		$42,654,176
Building – 1.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$ 8,379,670
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,292,429
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,261,480
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,142,037
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,641,694
Standard Industries, Inc., 6%, 10/15/2025 (n)	2,645,000	2,704,513
		$24,421,823
Business Services – 0.5%
Equinix, Inc., 5.375%, 5/15/2027	$2,426,000	$ 2,426,000
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,285,979
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,507,000	1,494,580
		$11,206,559
Cable TV – 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$ 3,927,806
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	7,794,422
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,700,000	5,657,250
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,175,474
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	360,166
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,841,637
		$29,756,755
Chemicals – 0.2%
Sasol Financing USA LLC, 6.5%, 9/27/2028	$3,906,000	$ 3,956,858
Computer Software – 0.3%
Microsoft Corp., 4.1%, 2/06/2037	$5,836,000	$ 6,028,277
Computer Software - Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$ 4,982,466
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.8%
Johnson Controls International PLC, 5.7%, 3/01/2041	$2,075,000	$ 2,228,729
United Technologies Corp., 4.45%, 11/16/2038	2,132,000	2,117,597
United Technologies Corp., 4.05%, 5/04/2047	5,638,000	5,153,261
Wabtec Corp., 4.7%, 9/15/2028	7,993,000	7,866,350
		$17,365,937
Consumer Products – 0.9%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$ 6,776,001
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	12,960,856
		$19,736,857
Consumer Services – 0.5%
Priceline Group, Inc., 2.75%, 3/15/2023	$1,728,000	$ 1,655,868
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,546,972
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,426,585
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	6,221,000	3,391,832
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	2,145,000	1,018,449
		$11,039,706
Containers – 0.5%
Berry Global Group, Inc., 5.125%, 7/15/2023	$2,905,000	$ 2,919,525
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	6,944,550
		$9,864,075
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$4,515,000	$ 4,250,611
Emerging Market Quasi-Sovereign – 0.7%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$15,191,000	$ 14,686,410
Emerging Market Sovereign – 0.3%
Republic of South Africa, 4.85%, 9/27/2027	$5,659,000	$ 5,323,546
Energy - Independent – 0.2%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (z)	$5,252,000	$ 5,258,565
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$ 5,426,262
Shell International Finance B.V., 3.75%, 9/12/2046	2,634,000	2,470,778
		$7,897,040
Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$6,621,000	$ 6,455,475

3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.1%
GE Capital International Funding Co., 4.418%, 11/15/2035	$2,294,000	$ 2,159,009
Food & Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	$7,221,000	$ 7,302,748
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	4,992,000	5,031,493
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,392,751
General Mills, Inc., 4%, 4/17/2025	2,159,000	2,136,944
Kraft Heinz Foods Co., 4.375%, 6/01/2046	4,849,000	4,282,630
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,342,201
		$28,488,767
Forest & Paper Products – 0.2%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$ 3,434,979
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$ 4,495,464
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,293,563
		$6,789,027
Insurance – 1.0%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$ 4,671,710
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	4,998,569
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,773,865
American International Group, Inc., 4.5%, 7/16/2044	2,465,000	2,326,423
Lincoln National Corp., 3.8%, 3/01/2028	1,785,000	1,723,150
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,578,115
		$21,071,832
Insurance - Health – 1.0%
Centene Corp., 5.375%, 6/01/2026 (n)	$4,161,000	$ 4,260,240
Halfmoon Parent, Inc., 3.75%, 7/15/2023 (z)	9,040,000	9,012,345
UnitedHealth Group, Inc., 2.375%, 10/15/2022	8,997,000	8,628,315
		$21,900,900
Insurance - Property & Casualty – 1.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$ 6,652,273
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,359,442
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	9,949,000	9,385,758
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	901,196
		$20,298,669
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (z)	$2,687,000	$ 2,621,215
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$ 1,204,860
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,085,000	2,918,931
		$4,123,791
Major Banks – 9.1%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$ 5,028,810
Bank of America Corp., 3.004%, 12/20/2023	11,130,000	10,800,943
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,071,145
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	7,861,630
Bank of America Corp., 4.443% to 1/20/2047, FLR (LIBOR - 3mo. + 1.99%) to 1/20/2048	6,670,000	6,631,335
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	8,260,000	8,652,350
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	6,088,000	6,011,900
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/29/2049	4,004,000	4,322,318
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR (LIBOR - 3mo. + 1.069%) to 2/07/2028	12,874,000	12,459,453
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,499,000	3,445,360
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,027,372
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,235,898
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	11,810,828
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,132,306
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,411,732
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	976,236
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	358,767
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	2,455,000	2,325,363
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	8,208,000	8,068,942
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	7,430,681
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	14,962,441
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,583,394
Morgan Stanley, 3.125%, 7/27/2026	483,000	449,991
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,472,128

4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 4.375%, 1/22/2047	$9,571,000	$ 9,301,008
PNC Bank N.A., 3.1%, 10/25/2027	10,280,000	9,687,746
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,408,117
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR (Swap Rate - 5yr. + 5.72%) to 12/29/2049	1,662,000	1,760,690
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,473,398
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	4,805,947
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	5,292,000	5,243,769
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	1,978,998
Wells Fargo & Co., 3.069%, 1/24/2023	8,635,000	8,427,947
		$193,618,943
Medical & Health Technology & Services – 1.2%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$ 6,429,490
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	3,497,089
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	5,474,099
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,112,997
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,444,053
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,364,527
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,244,415
		$26,566,670
Medical Equipment – 0.5%
Abbott Laboratories, 2%, 3/15/2020	$1,464,000	$ 1,445,831
Abbott Laboratories, 3.4%, 11/30/2023	3,834,000	3,819,224
Abbott Laboratories, 4.9%, 11/30/2046	5,863,000	6,367,460
		$11,632,515
Metals & Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$758,000	$ 732,759
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	5,465,000	5,137,100
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,243,135
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,090,004
Glencore Funding LLC, 4%, 4/16/2025 (n)	2,578,000	2,476,066
Glencore Funding LLC, 4%, 3/27/2027 (n)	7,000,000	6,570,365
Kinross Gold Corp., 5.95%, 3/15/2024	1,212,000	1,236,240
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	5,928,504
		$35,414,173
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.4%
Enbridge, Inc., 4.25%, 12/01/2026	$7,802,000	$ 7,851,511
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,276,540
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	122,002
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,553,752
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	2,851,770
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,202,379
MPLX LP, 4.7%, 4/15/2048	2,384,000	2,221,641
Phillips 66 Partners LP, 4.68%, 2/15/2045	1,285,000	1,217,769
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	5,849,337
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,259,000	5,401,991
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	2,761,798
Tallgrass Energy GP LP, 4.75%, 10/01/2023 (z)	8,794,000	8,791,362
		$51,101,852
Mortgage-Backed – 23.2%
Fannie Mae, 5.5%, 11/01/2018 - 4/01/2040	$10,081,894	$ 10,870,327
Fannie Mae, 5.18%, 3/01/2019	115,209	115,527
Fannie Mae, 5.51%, 3/01/2019	173,492	173,183
Fannie Mae, 4.6%, 9/01/2019	686,975	695,911
Fannie Mae, 1.99%, 10/01/2019	2,490,564	2,486,006
Fannie Mae, 4.45%, 10/01/2019	477,024	483,507
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	7,495,626	7,961,699
Fannie Mae, 5.19%, 9/01/2020	142,803	145,147
Fannie Mae, 3.416%, 10/01/2020	939,630	944,110
Fannie Mae, 2.14%, 5/01/2021	899,378	874,853
Fannie Mae, 3.89%, 7/01/2021	1,110,659	1,126,525
Fannie Mae, 2.56%, 10/01/2021	792,133	775,690
Fannie Mae, 2.64%, 11/01/2021	1,173,497	1,151,423
Fannie Mae, 2.75%, 3/01/2022	1,111,701	1,092,480
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	2,479,224	2,714,577
Fannie Mae, 2.525%, 10/01/2022	1,777,638	1,733,054
Fannie Mae, 2.68%, 3/01/2023	1,708,565	1,663,680
Fannie Mae, 2.41%, 5/01/2023	1,990,855	1,925,337
Fannie Mae, 2.55%, 5/01/2023	1,020,607	992,864
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	27,290,921	28,403,632
Fannie Mae, 4%, 3/01/2025 - 5/01/2044	55,599,796	56,572,880
Fannie Mae, 2.683%, 12/25/2026	6,265,000	5,845,023
Fannie Mae, 3.95%, 1/01/2027	352,915	361,365

5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	$19,513,893	$ 18,797,591
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	5,334	5,917
Fannie Mae, 3.5%, 4/01/2038 - 12/01/2046	33,009,484	32,651,892
Fannie Mae, TBA, 2.5%, 10/01/2031	4,600,000	4,437,985
Fannie Mae, TBA, 3%, 10/01/2033 - 6/01/2048	19,975,000	19,553,282
Federal Home Loan Bank, 5%, 7/01/2035	2,066,490	2,192,329
Freddie Mac, 2.323%, 10/25/2018	387,439	386,789
Freddie Mac, 2.22%, 12/25/2018	776,585	775,188
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,178,612
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	448,260	485,122
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,119,345
Freddie Mac, 1.869%, 11/25/2019	5,286,782	5,233,066
Freddie Mac, 4.251%, 1/25/2020	807,000	817,425
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	2,985,088	3,182,825
Freddie Mac, 3.034%, 10/25/2020	2,602,985	2,601,911
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,302,493
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,389,021
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,456,492
Freddie Mac, 3.32%, 2/25/2023	3,956,000	3,974,172
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,038,550
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,197,050
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,431,054
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,062,936
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,686,527
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,048,243
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,444,985
Freddie Mac, 4%, 7/01/2025 - 10/01/2048	23,292,458	23,565,763
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	6,738,917	7,029,347
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,467,175
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.673%, 3/25/2026	$4,000,000	$ 3,805,618
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,073,981
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	121,463	133,662
Freddie Mac, 3.5%, 5/01/2038 - 9/01/2048	54,553,195	53,860,420
Freddie Mac, 3%, 10/01/2042 - 9/01/2048	29,158,401	27,983,026
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,285,337	2,468,474
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	264,482	288,454
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	11,028,336	11,558,022
Ginnie Mae, 4%, 10/20/2040 - 4/20/2048	10,291,686	10,500,150
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	40,808,564	40,618,372
Ginnie Mae, 3%, 11/20/2047 - 1/20/2048	27,529,402	26,680,105
		$496,592,171
Municipals – 1.5%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$13,215,000	$ 11,180,815
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,906,738
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	3,755,245
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	2,688,370
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,252,289
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	7,446,062
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,252,904
		$32,482,423
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$ 8,771,852
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	8,200,000	7,546,335
		$16,318,187
Network & Telecom – 0.9%
AT&T, Inc., 4.5%, 5/15/2035	$8,154,000	$ 7,617,991
AT&T, Inc., 5.25%, 3/01/2037	10,586,000	10,550,534
		$18,168,525

6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.6%
Andeavor, 3.8%, 4/01/2028	$2,155,000	$ 2,049,241
Marathon Petroleum Corp., 4.75%, 9/15/2044	7,350,000	7,105,459
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,819,560
		$11,974,260
Other Banks & Diversified Financials – 2.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$ 2,754,295
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,644,004
Capital One Financial Corp., 3.75%, 3/09/2027	5,859,000	5,530,500
Capital One Financial Corp., 3.8%, 1/31/2028	5,853,000	5,522,264
Citigroup, Inc., 4.4%, 6/10/2025	3,247,000	3,247,541
Compass Bank, 2.875%, 6/29/2022	10,895,000	10,490,473
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	8,909,000	9,577,175
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	5,003,000	4,565,237
		$47,331,489
Pharmaceuticals – 0.8%
Actavis Funding SCS, 3.8%, 3/15/2025	$9,371,000	$ 9,176,491
Elanco Animal Health, Inc., 4.272%, 8/28/2023 (z)	3,654,000	3,668,803
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	2,914,000	2,958,587
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	810,207
		$16,614,088
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$ 2,906,083
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$ 2,444,741
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$ 4,776,526
Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$ 8,265,022
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$ 11,230,322
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,174,664
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,372,821
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,311,827
Crown Castle International Corp., 4%, 3/01/2027	984,000	953,398
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.8%, 2/15/2028	$4,000,000	$ 3,793,455
SBA Tower Trust, 2.898%, 10/15/2019 (n)	4,229,000	4,220,508
		$27,056,995
Tobacco – 1.4%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$18,524,000	$ 17,655,921
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	7,739,910
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,459,150
		$28,854,981
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$ 1,599,509
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,986,000	8,748,830
		$10,348,339
U.S. Government Agencies and Equivalents – 1.8%
Small Business Administration, 4.93%, 1/01/2024	$7,790	$ 7,980
Small Business Administration, 4.34%, 3/01/2024	15,890	16,081
Small Business Administration, 4.99%, 9/01/2024	11,665	11,962
Small Business Administration, 4.86%, 1/01/2025	29,657	30,287
Small Business Administration, 4.625%, 2/01/2025	29,692	30,194
Small Business Administration, 5.11%, 4/01/2025	19,023	19,428
Small Business Administration, 4.43%, 5/01/2029	365,516	373,802
Small Business Administration, 3.21%, 9/01/2030	3,910,388	3,886,485
Small Business Administration, 3.25%, 11/01/2030	405,700	406,021
Small Business Administration, 2.85%, 9/01/2031	826,495	810,260
Small Business Administration, 2.37%, 8/01/2032	659,712	631,268
Small Business Administration, 2.13%, 1/01/2033	2,572,029	2,428,361
Small Business Administration, 2.21%, 2/01/2033	714,523	677,041
Small Business Administration, 2.22%, 3/01/2033	2,554,209	2,419,733
Small Business Administration, 2.08%, 4/01/2033	4,149,691	3,912,090
Small Business Administration, 2.45%, 6/01/2033	4,702,524	4,550,432
Small Business Administration, 3.15%, 7/01/2033	6,412,512	6,389,156
Small Business Administration, 3.16%, 8/01/2033	6,413,290	6,395,061

7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.62%, 9/01/2033	$6,060,447	$ 6,117,723
		$39,113,365
U.S. Treasury Obligations – 10.2%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$ 1,935,525
U.S. Treasury Bonds, 4.375%, 2/15/2038	7,523,000	8,877,728
U.S. Treasury Bonds, 3.5%, 2/15/2039	21,286,000	22,424,302
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	275,418
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	495,039
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,286,695
U.S. Treasury Bonds, 2.875%, 5/15/2043	52,691,000	49,813,577
U.S. Treasury Bonds, 3%, 11/15/2045	7,735,000	7,459,743
U.S. Treasury Bonds, 2.875%, 11/15/2046	15,330,000	14,417,386
U.S. Treasury Bonds, 3%, 2/15/2048	5,930,200	5,707,123
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,248,727
U.S. Treasury Notes, 1.5%, 4/15/2020	9,248,000	9,071,710
U.S. Treasury Notes, 1.625%, 11/30/2020 (f)	60,063,000	58,530,924
U.S. Treasury Notes, 1.75%, 11/30/2021	28,019,000	27,049,280
U.S. Treasury Notes, 1.75%, 9/30/2022	6,583,000	6,290,622
		$217,883,799
Utilities - Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$ 2,415,327
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	6,974,392
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	6,745,327
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,014,848
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	13,072,180
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	$6,000,000	$ 5,281,415
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,163,336
Firstenergy Corp., 4.85%, 7/15/2047	8,703,000	8,853,207
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,159,706
		$55,679,738
Total Bonds		$2,094,193,886
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	39,744,203	$ 39,740,229
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Future – November 2018 @ $118	Put	Merrill Lynch International	$95,381,344	803	$150,562
Other Assets, Less Liabilities – 0.1%	2,481,187
Net Assets – 100.0%	$2,136,565,864

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,740,229 and $2,094,344,448, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $318,247,375, representing 14.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.583% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	$4,010,000	$3,970,097
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.982% (LIBOR - 3mo. + 1.7%), 10/18/2027	11/04/17	1,750,000	1,737,754
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	7,720,000	7,739,331
Ballyrock Ltd., CLO, FLR, 3.502% (LIBOR - 3mo. + 1.18%), 5/20/2025	10/05/16	237,372	238,877
Bancorp Commercial Mortgage Trust 2018-CRE4, “B”, FLR, 3.52% (LIBOR - 1mo. + 1.25%), 9/15/2035	9/17/18	2,030,000	2,030,000
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.62% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	1,465,000	1,464,947
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.912% (LIBOR - 1mo. + 0.85%), 1/15/2033	3/13/18	6,189,179	6,185,288
8

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.312% (LIBOR - 1mo. + 1.25%), 1/15/2033	3/13/18	$3,713,508	$3,715,839
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.762% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	1,674,001	1,680,964
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.32% (LIBOR - 1mo. + 1.1%), 9/15/2035	9/17/18	2,255,000	2,255,000
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	18,543,580	17,655,921
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	14	14
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	81,692	76,108
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	9,486,034	9,497,035
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	6,026,004	5,954,397
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	5,889,820	5,875,227
Commercial Mortgage Asset Trust, 1.264%, 1/17/2032	8/25/03-12/02/11	2	2
Diamondback Energy, Inc., 4.75%, 11/01/2024	9/18/18	5,238,901	5,258,565
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8/14/18	3,654,000	3,668,803
Electricite de France S.A., 4.875%, 9/21/2038	9/19/18	2,608,309	2,621,215
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	5,931,563	5,281,415
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	2,090,000	2,097,095
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	3,931,280	3,867,143
Halfmoon Parent, Inc., 3.75%, 7/15/2023	9/06/18-9/07/18	9,036,411	9,012,345
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.84% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	6,545,000	6,544,836
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.527% (LIBOR - 1mo. + 1.45%), 8/15/2028	8/03/18	875,000	877,184
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.727% (LIBOR - 1mo. + 1.65%), 8/15/2028	10/04/17	1,800,000	1,806,716
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.427% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	595,000	598,720
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.858% (LIBOR-1mo. + 0.7%), 3/17/2037	1/26/18	10,104,998	10,075,401
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,546,335
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	3,249,655	3,229,088
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.689% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	6,280,000	6,238,477
Preferred Term Securities XIX Ltd., CDO, FLR, 2.684% (LIBOR - 3mo. + 0.35%), 12/22/2035	3/28/11	214,596	281,137
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.658% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	3,672,572	3,679,466
Tallgrass Energy GP LP, 4.75%, 10/01/2023	9/24/18	8,794,000	8,791,362
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.861% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	6,750,828	6,745,172
Total Restricted Securities			$158,297,276
% of Net assets			7.4%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
Derivative Contracts at 9/30/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	779	$98,154,000	December – 2018	$1,352,658
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	671	$141,402,766	December – 2018	$ (347,715)
At September 30, 2018, the fund had liquid securities with an aggregate value of $993,005 to cover any collateral or margin obligations for certain derivative contracts.
9

Portfolio of Investments (unaudited) – continued
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
10

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$150,562	$256,997,164	$—	$257,147,726
Non-U.S. Sovereign Debt	—	22,631,171	—	22,631,171
Municipal Bonds	—	32,482,423	—	32,482,423
U.S. Corporate Bonds	—	714,384,060	—	714,384,060
Residential Mortgage-Backed Securities	—	507,899,829	—	507,899,829
Commercial Mortgage-Backed Securities	—	195,319,678	—	195,319,678
Asset-Backed Securities (including CDOs)	—	181,101,601	—	181,101,601
Foreign Bonds	—	183,377,960	—	183,377,960
Mutual Funds	39,740,229	—	—	39,740,229
Total	$39,890,791	$2,094,193,886	$—	$2,134,084,677
Other Financial Instruments
Futures Contracts - Assets	$1,352,658	$—	$—	$1,352,658
Futures Contracts - Liabilities	(347,715)	—	—	(347,715)
For further information regarding security characteristics, see the Portfolio of Investments.
11

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,015,906	536,412,972	(538,684,675)	39,744,203
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,999	$—	$—	$429,123	$39,740,229
12

Quarterly Report
September 30, 2018
MFS®  Research Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.0%
Aerospace – 3.9%
Harris Corp.	17,705	$ 2,995,863
Honeywell International, Inc. (a)	52,651	8,687,415
Northrop Grumman Corp.	17,442	5,535,567
United Technologies Corp.	47,170	6,594,838
		$23,813,683
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	20,719	$ 4,467,431
Apparel Manufacturers – 1.7%
Hanesbrands, Inc.	114,191	$ 2,104,540
NIKE, Inc., “B”	97,176	8,232,751
		$10,337,291
Automotive – 0.0%
Garrett Motion, Inc. (a)	1,316	$ 24,348
Biotechnology – 1.4%
Biogen, Inc. (a)	14,006	$ 4,948,460
Bio-Techne Corp.	18,078	3,689,900
		$8,638,360
Brokerage & Asset Managers – 3.1%
Blackstone Group LP	132,064	$ 5,028,997
Invesco Ltd.	96,845	2,215,814
NASDAQ, Inc.	39,437	3,383,694
TD Ameritrade Holding Corp.	108,002	5,705,746
TMX Group Ltd.	35,596	2,389,051
		$18,723,302
Business Services – 5.9%
Accenture PLC, “A”	31,809	$ 5,413,892
Cognizant Technology Solutions Corp., “A”	65,207	5,030,720
DXC Technology Co.	79,280	7,414,265
Fidelity National Information Services, Inc.	62,398	6,805,750
Fiserv, Inc. (a)	61,273	5,047,670
Global Payments, Inc.	50,412	6,422,489
		$36,134,786
Cable TV – 1.9%
Altice USA, Inc. (a)	101,542	$ 1,841,972
Comcast Corp., “A”	275,170	9,743,770
		$11,585,742
Chemicals – 2.2%
Celanese Corp.	6,047	$ 689,358
DowDuPont, Inc.	110,058	7,077,830
PPG Industries, Inc.	54,121	5,906,225
		$13,673,413
Computer Software – 5.5%
Adobe Systems, Inc. (a)	33,916	$ 9,155,624
Microsoft Corp.	134,718	15,407,698
Salesforce.com, Inc. (a)	58,365	9,281,786
		$33,845,108
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
Apple, Inc.	29,428	$ 6,643,077
Constellation Software, Inc.	4,652	3,421,047
SS&C Technologies Holdings, Inc.	48,343	2,747,332
		$12,811,456
Construction – 1.0%
Sherwin-Williams Co.	10,660	$ 4,852,538
Vulcan Materials Co.	13,503	1,501,534
		$6,354,072
Consumer Products – 1.2%
Coty, Inc., “A”	142,123	$ 1,785,065
Kimberly-Clark Corp.	29,666	3,371,244
Newell Brands, Inc.	93,259	1,893,158
		$7,049,467
Consumer Services – 1.2%
Bookings Holdings, Inc. (a)	3,669	$ 7,279,296
Containers – 0.5%
Berry Global Group, Inc. (a)	64,369	$ 3,114,816
Electrical Equipment – 2.3%
HD Supply Holdings, Inc. (a)	85,611	$ 3,663,295
Johnson Controls International PLC	111,953	3,918,355
Sensata Technologies Holding PLC (a)	51,342	2,543,996
TE Connectivity Ltd.	43,482	3,823,372
		$13,949,018
Electronics – 1.8%
Analog Devices, Inc.	58,703	$ 5,427,679
NVIDIA Corp.	21,004	5,902,544
		$11,330,223
Energy - Independent – 2.1%
EOG Resources, Inc.	58,216	$ 7,426,615
EQT Corp.	49,811	2,203,141
Marathon Petroleum Corp.	39,865	3,188,004
		$12,817,760
Energy - Integrated – 1.1%
BP PLC, ADR	142,101	$ 6,550,856
Entertainment – 0.4%
Six Flags Entertainment Corp.	35,899	$ 2,506,468
Food & Beverages – 2.3%
J.M. Smucker Co.	20,955	$ 2,150,193
Mondelez International, Inc.	117,963	5,067,690
PepsiCo, Inc.	60,527	6,766,919
		$13,984,802
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	66,362	$ 5,360,722

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Corp.	25,082	$ 5,223,327
Humana Inc.	12,552	4,249,103
		$9,472,430
Insurance – 2.5%
Aon PLC	56,564	$ 8,698,412
Chubb Ltd.	49,301	6,588,586
		$15,286,998
Internet – 6.6%
Alphabet, Inc., “A” (a)	13,388	$ 16,160,387
Alphabet, Inc., “C” (a)	4,381	5,228,592
Baidu, Inc., ADR (a)	9,450	2,161,026
Facebook, Inc., “A” (a)(s)	84,103	13,831,580
LogMeIn, Inc.	32,943	2,935,221
		$40,316,806
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	58,523	$ 7,051,436
Machinery & Tools – 1.4%
Flowserve Corp.	53,639	$ 2,933,517
Roper Technologies, Inc.	19,295	5,715,372
		$8,648,889
Major Banks – 2.9%
Goldman Sachs Group, Inc.	34,250	$ 7,680,220
PNC Financial Services Group, Inc.	43,558	5,932,164
State Street Corp.	47,266	3,959,945
		$17,572,329
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	31,135	$ 4,787,006
McKesson Corp.	23,491	3,116,081
		$7,903,087
Medical Equipment – 4.6%
Danaher Corp.	50,835	$ 5,523,731
Medtronic PLC	98,133	9,653,343
PerkinElmer, Inc.	73,647	7,163,644
Steris PLC	33,207	3,798,881
West Pharmaceutical Services, Inc.	15,573	1,922,798
		$28,062,397
Natural Gas - Distribution – 0.5%
Sempra Energy	29,377	$ 3,341,634
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc. (a)	68,425	$ 4,754,853
Enterprise Products Partners LP	123,874	3,558,900
		$8,313,753
Network & Telecom – 1.6%
Cisco Systems, Inc.	207,582	$ 10,098,864
Oil Services – 0.8%
Liberty Oilfield Services, Inc. (l)	75,930	$ 1,637,810
Schlumberger Ltd.	51,397	3,131,105
		$4,768,915
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.7%
Citigroup, Inc. (s)	170,132	$ 12,205,270
Mastercard, Inc., “A”	73,010	16,252,756
Signature Bank	25,764	2,958,738
U.S. Bancorp	186,235	9,835,070
		$41,251,834
Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co.	100,468	$ 6,237,054
Johnson & Johnson (s)	112,064	15,483,883
Pfizer, Inc.	289,360	12,752,095
Zoetis, Inc.	62,954	5,764,068
		$40,237,100
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	20,698	$ 4,386,734
Kansas City Southern Co.	34,367	3,893,094
		$8,279,828
Real Estate – 1.8%
Public Storage, Inc., REIT	22,805	$ 4,598,172
Store Capital Corp., REIT	237,073	6,588,259
		$11,186,431
Restaurants – 1.5%
Aramark	64,459	$ 2,773,026
Starbucks Corp.	117,674	6,688,590
		$9,461,616
Specialty Chemicals – 0.1%
Elanco Animal Health, Inc. (a)	13,663	$ 476,702
Specialty Stores – 7.1%
Amazon.com, Inc. (a)	12,135	$ 24,306,405
Costco Wholesale Corp.	28,046	6,587,444
TJX Cos., Inc.	65,081	7,290,374
Tractor Supply Co.	57,932	5,264,860
		$43,449,083
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT	44,579	$ 6,477,329
Telephone Services – 0.6%
Verizon Communications, Inc.	74,561	$ 3,980,812
Tobacco – 1.0%
Philip Morris International, Inc.	73,536	$ 5,996,125
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	51,689	$ 3,663,716
CMS Energy Corp.	77,754	3,809,946
Duke Energy Corp.	46,531	3,723,411
NextEra Energy, Inc.	26,893	4,507,267
		$15,704,340
Total Common Stocks		$611,691,158
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,934,467	$ 1,934,274

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	473,638	$ 473,638
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(16,616)	$ (1,849,859)
Other Assets, Less Liabilities – (0.1)%		(310,220)
Net Assets – 100.0%		$611,938,991

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,934,274 and $612,164,796, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At September 30, 2018, the fund had cash collateral of $35,963 and other liquid securities with an aggregate value of $3,621,723 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$611,691,158	$—	$—	$611,691,158
Mutual Funds	2,407,912	—	—	2,407,912
Total	$614,099,070	$—	$—	$614,099,070
Securities Sold Short	$(1,849,859)	$—	$—	$(1,849,859)
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,178,444	73,447,338	(73,691,315)	1,934,467
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,361)	$(157)	$—	$50,165	$1,934,274
5

Quarterly Report
September 30, 2018
MFS®  Total Return Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.4%
Aerospace – 3.2%
Boeing Co.	41,689	$ 15,504,139
Harris Corp.	19,751	3,342,067
Honeywell International, Inc. (a)	139,915	23,085,975
Lockheed Martin Corp.	41,353	14,306,484
Northrop Grumman Corp.	29,009	9,206,586
United Technologies Corp.	116,390	16,272,486
		$81,717,737
Airlines – 0.1%
Delta Air Lines, Inc.	66,718	$ 3,858,302
Alcoholic Beverages – 0.5%
Diageo PLC	268,348	$ 9,510,107
Molson Coors Brewing Co.	38,304	2,355,696
		$11,865,803
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	110,320	$ 2,033,197
LVMH Moet Hennessy Louis Vuitton SE	10,636	3,761,485
NIKE, Inc., “B”	53,569	4,538,366
		$10,333,048
Automotive – 0.7%
Aptiv PLC	77,906	$ 6,536,313
Garrett Motion, Inc. (a)	9,253	171,190
Harley-Davidson, Inc.	16,101	729,375
Lear Corp.	51,730	7,500,850
Toyota Motor Corp.	72,100	4,502,284
		$19,440,012
Biotechnology – 0.1%
Biogen, Inc. (a)	7,685	$ 2,715,187
Broadcasting – 0.4%
Interpublic Group of Companies, Inc.	174,238	$ 3,984,823
Omnicom Group, Inc.	114,350	7,778,087
		$11,762,910
Brokerage & Asset Managers – 1.4%
Apollo Global Management LLC, “A”	187,016	$ 6,461,403
BlackRock, Inc.	20,233	9,536,420
Blackstone Group LP	122,180	4,652,614
Charles Schwab Corp.	58,401	2,870,409
Invesco Ltd.	69,594	1,592,311
NASDAQ, Inc.	63,507	5,448,901
T. Rowe Price Group, Inc.	56,272	6,143,777
		$36,705,835
Business Services – 2.7%
Accenture PLC, “A”	138,846	$ 23,631,589
Amdocs Ltd.	66,499	4,387,604
Cognizant Technology Solutions Corp., “A”	26,609	2,052,884
DXC Technology Co.	192,668	18,018,312
Equifax, Inc.	42,711	5,576,775
Fidelity National Information Services, Inc.	54,318	5,924,464
Fiserv, Inc. (a)	65,792	5,419,945
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Worldpay, Inc. (a)	36,888	$ 3,735,648
		$68,747,221
Cable TV – 1.3%
Comcast Corp., “A”	946,175	$ 33,504,057
Chemicals – 1.5%
3M Co.	50,824	$ 10,709,125
Celanese Corp.	41,215	4,698,510
DowDuPont, Inc.	87,658	5,637,286
PPG Industries, Inc.	165,275	18,036,461
		$39,081,382
Computer Software – 1.8%
Adobe Systems, Inc. (a)	59,977	$ 16,190,791
Check Point Software Technologies Ltd. (a)	27,414	3,225,806
Microsoft Corp.	206,336	23,598,648
Oracle Corp.	90,227	4,652,104
		$47,667,349
Computer Software - Systems – 0.6%
Apple, Inc.	45,126	$ 10,186,743
Hewlett Packard Enterprise	105,441	1,719,743
Seagate Technology PLC	42,015	1,989,410
Western Digital Corp.	28,665	1,678,049
		$15,573,945
Construction – 0.7%
Pulte Homes, Inc.	88,976	$ 2,203,936
Sherwin-Williams Co.	20,600	9,377,326
Stanley Black & Decker, Inc.	42,985	6,294,723
		$17,875,985
Consumer Products – 0.9%
Colgate-Palmolive Co.	15,488	$ 1,036,922
Coty, Inc., “A”	146,079	1,834,752
Kimberly-Clark Corp.	78,908	8,967,105
Newell Brands, Inc.	273,247	5,546,914
Procter & Gamble Co.	14,286	1,189,024
Reckitt Benckiser Group PLC	56,830	5,196,908
		$23,771,625
Containers – 0.2%
Crown Holdings, Inc. (a)	85,264	$ 4,092,672
Electrical Equipment – 0.7%
HD Supply Holdings, Inc. (a)	26,094	$ 1,116,562
Johnson Controls International PLC	429,983	15,049,405
Schneider Electric S.A.	16,797	1,351,500
		$17,517,467
Electronics – 1.4%
Analog Devices, Inc.	22,172	$ 2,050,023
Intel Corp.	96,789	4,577,152
Marvell Technology Group Ltd.	136,144	2,627,579
Maxim Integrated Products, Inc.	68,271	3,849,802
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228,027	10,069,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	130,147	$ 13,963,472
		$37,137,700
Energy - Independent – 1.5%
Anadarko Petroleum Corp.	65,439	$ 4,411,243
EOG Resources, Inc.	85,386	10,892,692
EQT Corp.	46,214	2,044,045
Hess Corp.	56,875	4,071,113
Marathon Petroleum Corp.	37,200	2,974,884
Noble Energy, Inc.	86,657	2,702,832
Occidental Petroleum Corp.	46,871	3,851,390
Phillips 66	36,360	4,098,499
Pioneer Natural Resources Co.	17,733	3,088,911
		$38,135,609
Energy - Integrated – 1.3%
BP PLC	1,092,719	$ 8,393,107
Chevron Corp.	79,769	9,754,153
Eni S.p.A.	234,489	4,432,833
Exxon Mobil Corp.	126,609	10,764,297
		$33,344,390
Food & Beverages – 2.2%
Archer Daniels Midland Co.	128,964	$ 6,483,020
Coca-Cola European Partners PLC	58,379	2,654,493
Danone S.A.	64,906	5,026,455
General Mills, Inc.	225,035	9,658,502
J.M. Smucker Co.	18,396	1,887,614
Marine Harvest	211,270	4,894,481
Mondelez International, Inc.	63,806	2,741,106
Nestle S.A.	142,870	11,911,171
PepsiCo, Inc.	22,554	2,521,537
Tyson Foods, Inc., “A”	138,285	8,232,106
		$56,010,485
Food & Drug Stores – 0.1%
Kroger Co.	65,878	$ 1,917,709
Furniture & Appliances – 0.2%
Whirlpool Corp.	39,794	$ 4,725,538
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	19,260	$ 2,542,898
General Merchandise – 0.0%
Kohl's Corp.	17,134	$ 1,277,340
Health Maintenance Organizations – 0.9%
Cigna Corp.	56,205	$ 11,704,691
Humana Inc.	35,408	11,986,316
		$23,691,007
Insurance – 3.6%
Aon PLC	105,067	$ 16,157,203
Chubb Ltd.	137,447	18,368,417
MetLife, Inc.	417,718	19,515,785
Prudential Financial, Inc.	132,899	13,465,327
Tokio Marine Holding, Inc.	28,000	1,389,157
Travelers Cos., Inc.	106,120	13,764,825
Unum Group	75,524	2,950,723
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	20,267	$ 6,405,974
		$92,017,411
Internet – 0.7%
Alphabet, Inc., “A” (a)	6,334	$ 7,645,644
Facebook, Inc., “A” (a)	59,156	9,728,796
		$17,374,440
Leisure & Toys – 0.1%
Electronic Arts, Inc. (a)	13,300	$ 1,602,517
Machinery & Tools – 1.7%
AGCO Corp.	41,523	$ 2,524,183
Allison Transmission Holdings, Inc.	20,504	1,066,413
Deere & Co.	21,706	3,263,063
Eaton Corp. PLC	242,921	21,068,538
Illinois Tool Works, Inc.	81,074	11,441,163
Ingersoll-Rand Co. Ltd., “A”	45,343	4,638,589
Regal Beloit Corp.	16,523	1,362,322
		$45,364,271
Major Banks – 5.9%
Bank of America Corp.	650,716	$ 19,170,093
Bank of New York Mellon Corp.	266,330	13,580,167
BNP Paribas	27,744	1,697,904
Goldman Sachs Group, Inc.	84,571	18,964,201
JPMorgan Chase & Co.	423,134	47,746,441
Morgan Stanley	115,571	5,382,141
PNC Financial Services Group, Inc.	99,150	13,503,239
Royal Bank of Canada	33,925	2,719,463
State Street Corp.	116,676	9,775,115
Sumitomo Mitsui Financial Group, Inc.	34,800	1,404,619
Wells Fargo & Co.	296,094	15,562,701
Westpac Banking Corp.	126,449	2,552,904
		$152,058,988
Medical & Health Technology & Services – 1.1%
AmerisourceBergen Corp.	35,628	$ 3,285,614
CVS Health Corp.	83,230	6,551,866
Express Scripts Holding Co. (a)	37,503	3,563,160
HCA Healthcare, Inc.	68,039	9,465,586
McKesson Corp.	43,196	5,729,949
		$28,596,175
Medical Equipment – 3.2%
Abbott Laboratories	227,489	$ 16,688,593
Danaher Corp.	176,872	19,218,912
Medtronic PLC	224,916	22,124,987
Thermo Fisher Scientific, Inc.	87,465	21,348,457
Zimmer Biomet Holdings, Inc.	34,579	4,546,101
		$83,927,050
Metals & Mining – 0.3%
Rio Tinto Ltd.	141,467	$ 7,154,260
Natural Gas - Distribution – 0.2%
ENGIE	173,409	$ 2,549,928
Sempra Energy	29,738	3,382,698
		$5,932,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.8%
Enterprise Products Partners LP	338,493	$ 9,724,904
EQT Midstream Partners LP	38,404	2,026,963
MPLX LP	69,855	2,422,572
Plains All American Pipeline LP	132,339	3,309,798
Plains GP Holdings LP	149,472	3,666,548
		$21,150,785
Network & Telecom – 0.7%
Cisco Systems, Inc.	365,590	$ 17,785,953
Oil Services – 0.4%
Schlumberger Ltd.	169,859	$ 10,347,810
Other Banks & Diversified Financials – 2.6%
American Express Co.	55,194	$ 5,877,609
Citigroup, Inc.	377,137	27,055,808
Discover Financial Services	79,598	6,085,267
ORIX Corp.	158,500	2,569,592
SunTrust Banks, Inc.	44,791	2,991,591
Synchrony Financial	66,150	2,055,942
U.S. Bancorp	332,745	17,572,264
Visa, Inc., “A”	29,037	4,358,163
		$68,566,236
Pharmaceuticals – 4.4%
Bayer AG	77,837	$ 6,914,414
Bristol-Myers Squibb Co.	199,853	12,406,874
Eli Lilly & Co.	116,876	12,541,964
Johnson & Johnson	213,846	29,547,102
Merck & Co., Inc.	71,414	5,066,109
Mylan N.V. (a)	63,511	2,324,503
Novartis AG	40,982	3,524,435
Pfizer, Inc.	813,586	35,854,735
Roche Holding AG	21,462	5,199,297
		$113,379,433
Printing & Publishing – 0.2%
Moody's Corp.	22,441	$ 3,752,135
Transcontinental, Inc., “A”	124,403	2,205,573
		$5,957,708
Railroad & Shipping – 1.2%
Canadian National Railway Co.	35,269	$ 3,167,156
Union Pacific Corp.	169,155	27,543,509
		$30,710,665
Real Estate – 1.2%
Annaly Mortgage Management, Inc., REIT	248,423	$ 2,541,367
Extra Space Storage, Inc., REIT	45,396	3,933,109
Life Storage, Inc., REIT	27,072	2,576,172
Medical Properties Trust, Inc., REIT	619,226	9,232,660
Public Storage, Inc., REIT	9,024	1,819,509
Simon Property Group, Inc., REIT	22,004	3,889,207
Store Capital Corp., REIT	239,155	6,646,117
		$30,638,141
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.3%
Aramark	79,817	$ 3,433,727
Starbucks Corp.	33,846	1,923,807
U.S. Foods Holding Corp. (a)	75,759	2,334,892
		$7,692,426
Specialty Chemicals – 0.2%
Axalta Coating Systems Ltd. (a)	139,562	$ 4,069,628
Specialty Stores – 1.0%
Amazon.com, Inc. (a)	8,196	$ 16,416,588
Best Buy Co., Inc.	36,041	2,860,214
Tractor Supply Co.	38,839	3,529,688
Urban Outfitters, Inc. (a)	66,429	2,716,946
		$25,523,436
Telephone Services – 0.5%
AT&T, Inc.	32,551	$ 1,093,063
Verizon Communications, Inc.	203,357	10,857,230
		$11,950,293
Tobacco – 1.9%
Altria Group, Inc.	254,989	$ 15,378,387
Japan Tobacco, Inc.	82,800	2,161,457
Philip Morris International, Inc.	387,835	31,624,066
		$49,163,910
Trucking – 0.2%
United Parcel Service, Inc., “B”	54,837	$ 6,402,220
Utilities - Electric Power – 2.1%
American Electric Power Co., Inc.	40,038	$ 2,837,893
Duke Energy Corp.	148,860	11,911,777
Exelon Corp.	286,677	12,516,318
PPL Corp.	226,134	6,616,681
Public Service Enterprise Group, Inc.	73,335	3,871,355
Southern Co.	162,141	7,069,348
SSE PLC	267,107	3,989,768
WEC Energy Group, Inc.	39,101	2,610,383
Xcel Energy, Inc.	43,600	2,058,356
		$53,481,879
Total Common Stocks		$ 1,535,861,474
Bonds – 39.6%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$770,000	$ 721,182
L3 Technologies, Inc., 3.85%, 6/15/2023	2,728,000	2,731,396
		$3,452,578
Agency - Other – 0.0%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$ 1,283,192
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,735,000	$ 1,645,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 3.2%
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.8% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	$4,410,000	$ 4,410,000
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.583% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	2,667,000	2,640,461
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.07% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	3,270,000	3,269,817
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,669,464	1,555,349
BDS Ltd., FLR, 3.558% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	1,766,000	1,772,654
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	3,877,000	3,842,551
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.158% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	1,492,814	1,498,561
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	1,654,000	1,649,852
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	1,028,231	1,002,329
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,988,851
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	4,708,829	4,622,982
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	3,033,967	2,962,322
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,286,200
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	2,088,000	2,072,641
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,391,325
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.839% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,328,654
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,735,000	1,729,321
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,455,567
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	455,140	460,522
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,173,770
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	2,128,142	2,076,368
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	4,843,498
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,169,481
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	819,943	797,312
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	$1,600,004	$ 1,559,968
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,421,236
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.133% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,529,596
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.798% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	2,554,000	2,553,998
Neuberger Berman CLO Ltd., FLR, 3.139% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	1,900,000	1,895,835
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	811,415	785,301
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	3,803,000	3,743,913
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,295,029
		$82,785,264
Automotive – 0.3%
General Motors Co., 5.15%, 4/01/2038	$715,000	$ 665,007
General Motors Co., 6.75%, 4/01/2046	1,124,000	1,216,623
General Motors Financial Co., Inc., 3.2%, 7/06/2021	2,353,000	2,323,576
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,137,000	1,115,720
Lear Corp., 3.8%, 9/15/2027	1,794,000	1,665,543
		$6,986,469
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$5,000,000	$ 4,750,328
E*TRADE Financial Corp., 2.95%, 8/24/2022	1,029,000	995,152
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	903,000	895,294
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,425,284
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,574,486
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,360,106
		$13,000,650
Building – 0.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$ 1,051,409
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	849,834
Masco Corp., 4.375%, 4/01/2026	1,938,000	1,929,217
		$3,830,460
Business Services – 0.1%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$ 594,585
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,575,000	1,562,019
		$2,156,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$ 3,545,767
Chemicals – 0.1%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$1,581,000	$ 1,610,914
Sherwin-Williams Co., 2.25%, 5/15/2020	1,075,000	1,059,245
Sherwin-Williams Co., 4.5%, 6/01/2047	1,201,000	1,155,108
		$3,825,267
Computer Software – 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$3,374,000	$ 3,542,752
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$ 3,447,445
Apple, Inc., 3.35%, 2/09/2027	2,239,000	2,190,238
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,254,184
		$6,891,867
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$900,000	$ 892,830
United Technologies Corp., 4.625%, 11/16/2048	1,778,000	1,787,901
Wabtec Corp., 4.7%, 9/15/2028	2,041,000	2,008,660
		$4,689,391
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$3,463,000	$ 3,468,631
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,039,864
		$4,508,495
Consumer Services – 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$552,000	$ 506,812
Priceline Group, Inc., 2.75%, 3/15/2023	4,026,000	3,857,942
Visa, Inc., 3.15%, 12/14/2025	2,934,000	2,844,870
		$7,209,624
Electronics – 0.2%
Broadcom Corp., 3.5%, 1/15/2028	$2,628,000	$ 2,387,932
Intel Corp., 4.1%, 5/11/2047	1,844,000	1,828,745
		$4,216,677
Emerging Market Quasi-Sovereign – 0.2%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$2,591,000	$ 2,582,470
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	1,893,000	1,830,122
		$4,412,592
Energy - Integrated – 0.1%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$ 1,080,465
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,944,000	1,925,475
		$3,005,940
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$1,478,000	$ 1,370,711
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$ 3,620,584
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,143,259
Danone S.A., 2.947%, 11/02/2026 (n)	3,438,000	3,156,702
Kraft Heinz Foods Co., 5%, 7/15/2035	790,000	780,372
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	755,933
		$11,456,850
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$ 1,809,232
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,161,360
		$3,970,592
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$ 5,301,938
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,626,509
		$7,928,447
Insurance - Health – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$2,587,000	$ 2,579,628
Insurance - Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$ 1,121,065
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,469,194
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,373,451
		$5,963,710
International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$ 4,630,606
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,137,853
		$10,768,459
Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$ 3,876,261
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,120,000	$ 2,112,740
Major Banks – 2.2%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$ 2,413,829
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,025,889
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	3,947,097
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,183,475
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	1,771,441
Bank of America Corp., 3.5%, 4/19/2026	1,814,000	1,753,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of New York Mellon Corp., 2.6%, 8/17/2020	$3,218,000	$ 3,192,609
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	3,706,000	3,595,525
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,410,302
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	5,706,000	5,552,892
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,248,000	1,126,712
Morgan Stanley, 3.125%, 1/23/2023	2,287,000	2,230,132
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,532,006
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,201,979
Morgan Stanley, 3.625%, 1/20/2027	5,235,000	5,027,030
PNC Bank N.A., 2.3%, 6/01/2020	2,247,000	2,216,287
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,320,112
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,514,900
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,529,000	2,505,951
		$57,521,965
Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,605,000	$ 1,595,991
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,057,923
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,270,000	2,245,182
CVS Health Corp., 5.05%, 3/25/2048	1,097,000	1,122,060
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	651,193
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,601,468
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,802,000	1,749,080
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	155,246
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,299,466
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,392,045
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	3,300,000	3,085,999
		$16,955,653
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$ 2,442,507
Medtronic, Inc., 4.375%, 3/15/2035	1,886,000	1,950,453
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	2,820,943
Zimmer Biomet Holdings, Inc., FLR, 3.089% (LIBOR - 3mo. + 0.75%), 3/19/2021	992,000	992,918
		$8,206,821
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$2,067,000	$ 2,064,478
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,445,000	1,356,311
		$3,420,789
Midstream – 0.7%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$ 3,739,583
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	273,154
Enbridge, Inc., 5.5%, 12/01/2046	444,000	495,697
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,030,656
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,373,027
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,211,730
MPLX LP, 4.5%, 4/15/2038	938,000	884,060
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,620,173
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	3,392,000	3,484,228
		$17,112,308
Mortgage-Backed – 12.1%
Fannie Mae, 6%, 11/01/2018 - 7/01/2037	$6,084,115	$ 6,650,797
Fannie Mae, 5%, 12/01/2018 - 3/01/2041	4,665,216	4,948,456
Fannie Mae, 5.5%, 12/01/2018 - 4/01/2040	11,365,188	12,249,415
Fannie Mae, 4.6%, 9/01/2019	459,816	465,797
Fannie Mae, 4.5%, 4/01/2020 - 6/01/2044	11,769,582	12,239,714
Fannie Mae, 2.409%, 4/25/2020	170,564	170,460
Fannie Mae, 2.59%, 5/01/2023	455,409	443,742
Fannie Mae, 2.7%, 7/01/2025	367,000	351,916
Fannie Mae, 3.43%, 6/01/2026	579,790	576,408
Fannie Mae, 2.28%, 11/01/2026	485,880	450,685
Fannie Mae, 2.683%, 12/25/2026	1,585,000	1,478,749
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,799,495	1,987,739
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	11,921,979	11,560,412
Fannie Mae, 3.5%, 4/01/2038 - 8/01/2048	37,989,823	37,578,511
Fannie Mae, 4%, 9/01/2040 - 10/01/2048	35,891,710	36,441,960
Fannie Mae, 2%, 5/25/2044	604,008	571,812
Fannie Mae, TBA, 2.5%, 10/01/2031	3,175,000	3,063,175
Fannie Mae, TBA, 3%, 10/01/2033 - 6/01/2048	7,725,000	7,518,153
Freddie Mac, 4.5%, 11/01/2018 - 5/01/2042	2,531,606	2,634,149
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,337,089
Freddie Mac, 5.5%, 4/01/2019 - 2/01/2037	1,726,643	1,863,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	$2,291,658	$ 2,512,244
Freddie Mac, 2.456%, 8/25/2019	500,000	498,536
Freddie Mac, 1.869%, 11/25/2019	1,093,459	1,082,350
Freddie Mac, 5%, 4/01/2020 - 7/01/2039	2,630,279	2,780,953
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,468,280
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,043,641
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,464,537
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,129,033
Freddie Mac, 3.32%, 2/25/2023	745,000	748,422
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,479,617
Freddie Mac, 3.06%, 7/25/2023	685,000	679,664
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,575,954
Freddie Mac, 1.018%, 4/25/2024 (i)	6,148,936	244,934
Freddie Mac, 0.637%, 7/25/2024 (i)	14,179,000	405,412
Freddie Mac, 0.747%, 7/25/2024 (i)	5,222,785	155,211
Freddie Mac, 0.432%, 8/25/2024 (i)	15,246,000	303,241
Freddie Mac, 0.532%, 8/25/2024 (i)	28,248,107	598,795
Freddie Mac, 3.064%, 8/25/2024	794,000	783,500
Freddie Mac, 0.492%, 10/25/2024 (i)	20,668,528	390,307
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,294,268
Freddie Mac, 0.401%, 11/25/2024 (i)	15,385,000	263,111
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,506,347
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,655,050
Freddie Mac, 3.01%, 7/25/2025	423,000	413,905
Freddie Mac, 3.151%, 11/25/2025	1,001,000	987,975
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,470,798
Freddie Mac, 3.3%, 10/25/2026	957,000	944,398
Freddie Mac, 3.413%, 12/25/2026	780,000	774,658
Freddie Mac, 3.43%, 1/25/2027	764,912	760,070
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.224%, 3/25/2027	$1,047,000	$ 1,024,780
Freddie Mac, 0.774%, 6/25/2027 (i)	13,682,000	690,548
Freddie Mac, 0.891%, 6/25/2027 (i)	4,719,778	257,932
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,079,165
Freddie Mac, 0.714%, 7/25/2027 (i)	12,124,199	528,261
Freddie Mac, 3.194%, 7/25/2027	1,228,000	1,195,011
Freddie Mac, 0.461%, 8/25/2027 (i)	9,650,000	271,904
Freddie Mac, 0.568%, 8/25/2027 (i)	6,786,340	224,660
Freddie Mac, 3.244%, 8/25/2027	786,000	767,089
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	256,387
Freddie Mac, 0.496%, 9/25/2027 (i)	8,703,379	257,472
Freddie Mac, 3.187%, 9/25/2027	754,000	731,741
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	300,943
Freddie Mac, 0.42%, 11/25/2027 (i)	11,725,070	277,069
Freddie Mac, 0.457%, 11/25/2027 (i)	10,510,411	281,125
Freddie Mac, 3.303%, 11/25/2027	269,000	263,386
Freddie Mac, 0.37%, 12/25/2027 (i)	10,109,000	224,410
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	285,694
Freddie Mac, 0.495%, 12/25/2027 (i)	17,992,200	531,112
Freddie Mac, 3.65%, 2/25/2028	904,000	909,797
Freddie Mac, 0.449%, 11/25/2032 (i)	9,018,341	285,742
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,175,469	1,303,946
Freddie Mac, 4%, 8/01/2037 - 10/01/2048	17,232,425	17,475,839
Freddie Mac, 3.5%, 5/01/2038 - 1/01/2047	24,302,985	24,026,158
Freddie Mac, 3%, 3/01/2043 - 7/01/2048	22,449,723	21,578,104
Freddie Mac, 3.9%, 6/25/2051	1,667,000	1,705,527
Freddie Mac, TBA, 4.5%, 10/01/2048	2,500,000	2,460,547
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,523,803	2,767,697
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,519,558	1,644,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	$3,616,509	$ 3,791,268
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	498,336	529,392
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	4,000,422	4,105,603
Ginnie Mae, 3.5%, 12/15/2041 - 8/20/2048	19,723,097	19,653,379
Ginnie Mae, 3%, 11/20/2047 - 3/20/2048	18,980,075	18,394,505
Ginnie Mae, 0.659%, 2/16/2059 (i)	7,642,542	457,756
		$312,536,503
Municipal – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$ 5,272,461
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$ 618,764
Network & Telecom – 0.2%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$ 2,501,486
AT&T, Inc., 5.45%, 3/01/2047	2,695,000	2,692,544
		$5,194,030
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$ 2,618,006
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,814,000	1,753,647
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,720,076
		$7,091,729
Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$ 3,076,779
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,097,242
Capital One Financial Corp., 2.5%, 5/12/2020	2,150,000	2,124,173
Capital One Financial Corp., 3.75%, 3/09/2027	2,581,000	2,436,289
Citizens Bank N.A., 2.25%, 3/02/2020	877,000	865,202
		$11,599,685
Pharmaceuticals – 0.1%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$919,000	$ 912,833
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,534,856
		$2,447,689
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$ 1,403,348
Retailers – 0.1%
Dollar Tree, Inc., 4%, 5/15/2025	$1,103,000	$ 1,081,902
Home Depot, Inc., 3.9%, 6/15/2047	1,482,000	1,427,341
		$2,509,243
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$1,291,000	$ 1,242,884
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,206,303
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,560,000	3,475,847
Crown Castle International Corp., 3.65%, 9/01/2027	3,122,000	2,933,243
		$8,858,277
Tobacco – 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$2,518,000	$ 2,493,405
Reynolds American, Inc., 5.85%, 8/15/2045	1,422,000	1,546,391
		$4,039,796
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$ 3,376,302
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$2,306	$ 2,346
Small Business Administration, 4.77%, 4/01/2024	183,320	186,822
Small Business Administration, 5.18%, 5/01/2024	263,779	268,928
Small Business Administration, 5.52%, 6/01/2024	13,570	13,968
Small Business Administration, 4.99%, 9/01/2024	247,365	253,674
Small Business Administration, 4.95%, 3/01/2025	7,836	8,009
Small Business Administration, 5.11%, 8/01/2025	771,056	788,334
		$1,522,081
U.S. Treasury Obligations – 12.5%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$ 832,721
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	929,820
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,239,047
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	709,316
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,427,341
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,036,139
U.S. Treasury Bonds, 3.5%, 2/15/2039	11,904,000	12,540,585
U.S. Treasury Bonds, 4.5%, 8/15/2039	13,795,600	16,621,004
U.S. Treasury Bonds, 2.875%, 5/15/2043	39,156,500	37,018,188
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	8,580,412
U.S. Treasury Bonds, 3%, 11/15/2045	4,737,000	4,568,429
U.S. Treasury Bonds, 2.875%, 11/15/2046	7,268,000	6,835,327
U.S. Treasury Notes, 3.125%, 5/15/2019	25,119,000	25,215,155
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,833,855
U.S. Treasury Notes, 1.625%, 6/30/2019	51,423,000	51,077,498
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,366,021
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,539,241
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	17,288,717
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	64,782,538
U.S. Treasury Notes, 1.75%, 9/30/2022	23,068,000	22,043,456
U.S. Treasury Notes, 2.5%, 8/15/2023	5,375,000	5,265,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/15/2026	$5,700,000	$ 5,273,391
U.S. Treasury Notes, 2.25%, 8/15/2027	4,368,000	4,096,365
		$324,120,386
Utilities - Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$ 1,948,696
Duke Energy Corp., 2.65%, 9/01/2026	397,000	358,947
Enel Finance International N.V., 4.875%, 6/14/2029 (z)	2,190,000	2,115,023
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	354,790
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,289,762
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,177,146
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	905,366
PPL Corp., 3.4%, 6/01/2023	2,940,000	2,887,983
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,827,062
		$18,864,775
Total Bonds		$ 1,023,689,016
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	32,482	$ 1,640,016
NextEra Energy, Inc., 6.123%	21,572	1,228,526
Total Convertible Preferred Stocks		$ 2,868,542
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	51,793	$ 1,767,289
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	39,416,317	$ 39,412,375
Other Assets, Less Liabilities – (0.7)%		(17,150,486)
Net Assets – 100.0%		$ 2,586,448,210

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,412,375 and $2,564,186,321, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $62,912,999, representing 2.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.8% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	$4,410,000	$4,410,000
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.583% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	2,667,000	2,640,461
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.07% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18	3,270,000	3,269,817
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,669,464	1,555,349
BDS Ltd., FLR, 3.558% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18	1,766,000	1,772,654
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.158% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	1,492,814	1,498,561
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	1,653,950	1,649,852
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,088,000	2,072,641
Enel Finance International N.V., 4.875%, 6/14/2029	9/11/18	2,172,342	2,115,023
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.798% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	2,554,000	2,553,998
Neuberger Berman CLO Ltd., FLR, 3.139% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	1,893,842	1,895,835
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,587,942	2,582,470
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,531,580	2,514,900
Total Restricted Securities			$30,531,561
% of Net assets			1.2%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,540,497,305	$—	$—	$1,540,497,305
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	326,925,659	—	326,925,659
Non-U.S. Sovereign Debt	—	15,181,050	—	15,181,050
Municipal Bonds	—	5,272,461	—	5,272,461
U.S. Corporate Bonds	—	232,537,455	—	232,537,455
Residential Mortgage-Backed Securities	—	313,782,326	—	313,782,326
Commercial Mortgage-Backed Securities	—	49,828,282	—	49,828,282
Asset-Backed Securities (including CDOs)	—	31,711,159	—	31,711,159
Foreign Bonds	—	48,450,624	—	48,450,624
Mutual Funds	39,412,375	—	—	39,412,375
Total	$1,579,909,680	$1,023,689,016	$—	$2,603,598,696
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,751,942	313,318,047	(304,653,672)	39,416,317
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,626)	$1,022	$—	$419,419	$39,412,375

Quarterly Report
September 30, 2018
MFS®  Utilities Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.3%
Cable TV – 4.4%
Altice USA, Inc. (a)	1,195,178	$ 21,680,529
Comcast Corp., “A”	896,412	31,741,949
NOS, SGPS, S.A.	1,995,749	11,956,573
		$65,379,051
Energy - Independent – 2.2%
Enable Midstream Partners LP	355,026	$ 5,978,638
Targa Resources Corp.	187,130	10,537,290
Western Gas Equity Partners LP	524,455	15,702,183
		$32,218,111
Natural Gas - Distribution – 3.4%
China Resources Gas Group Ltd.	4,632,000	$ 18,845,504
NiSource, Inc.	205,071	5,110,369
Sempra Energy	231,689	26,354,624
		$50,310,497
Natural Gas - Pipeline – 14.6%
APA Group	919,927	$ 6,636,392
Cheniere Energy, Inc. (a)	416,311	28,929,451
Enbridge, Inc.	856,751	27,646,330
Energy Transfer Partners LP	469,737	10,456,346
Enterprise Products Partners LP	1,294,047	37,177,970
EQT GP Holdings LP	68,170	1,419,981
EQT Midstream Partners LP	422,096	22,278,227
Kinder Morgan, Inc.	557,030	9,876,142
Plains All American Pipeline LP	163,265	4,083,258
Plains GP Holdings LP	366,522	8,990,785
SemGroup Corp., “A”	191,370	4,219,709
TransCanada Corp.	773,286	31,287,056
Williams Cos., Inc.	914,055	24,853,155
		$217,854,802
Pollution Control – 0.2%
Covanta Holding Corp.	186,007	$ 3,022,614
Telecommunications - Wireless – 5.8%
Advanced Info Service PLC	1,234,200	$ 7,670,816
American Tower Corp., REIT	221,590	32,197,027
Cellnex Telecom S.A.U.	674,411	17,719,861
KDDI Corp.	295,900	8,174,882
Millicom International Cellular S.A.	96,454	5,540,402
Mobile TeleSystems PJSC, ADR	1,000,229	8,531,953
Vodafone Group PLC	3,150,319	6,754,578
		$86,589,519
Telephone Services – 7.0%
Com Hem Holding AB	2,146,093	$ 35,496,959
Hellenic Telecommunications Organization S.A.	996,786	12,232,860
Orange S.A.	871,265	13,894,088
PT XL Axiata Tbk (a)	30,313,000	5,614,460
Royal KPN N.V.	4,701,776	12,402,846
Telefonica Brasil S.A., ADR	644,517	6,271,150
Telesites S.A.B. de C.V. (a)	4,496,600	3,548,936
Telus Corp.	425,595	15,687,360
		$105,148,659
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 55.1%
AES Corp.	1,089,775	$ 15,256,850
American Electric Power Co., Inc.	627,105	44,449,202
Avangrid, Inc.	185,771	8,904,004
CenterPoint Energy, Inc.	924,948	25,574,812
China Longyuan Power Group	5,876,000	4,938,982
Clearway Energy, Inc.	637,684	12,141,503
Clearway Energy, Inc.	172,377	3,318,257
CMS Energy Corp.	102,537	5,024,313
Dominion Energy, Inc.	133,111	9,355,041
Duke Energy Corp.	426,935	34,163,339
E.ON AG	731,849	7,460,486
Edison International	393,969	26,663,822
EDP Renovaveis S.A.	7,723,871	78,378,608
Emera, Inc.	478,310	14,871,621
Enel S.p.A.	6,274,647	32,142,222
Enersis Americas S.A., ADR	876,507	6,775,399
Engie Brasil Energia S.A.	673,600	5,917,799
Entergy Corp.	293,576	23,817,821
Equatorial Energia S.A.	138,000	1,963,447
Evergy, Inc.	397,076	21,807,414
Eversource Energy	120,944	7,430,799
Exelon Corp.	1,801,202	78,640,479
Iberdrola S.A.	4,175,134	30,723,717
NextEra Energy Partners LP	450,278	21,838,483
NextEra Energy, Inc.	402,052	67,383,916
NRG Energy, Inc.	1,009,262	37,746,399
NTPC Ltd.	3,234,044	7,443,789
PG&E Corp. (a)	571,356	26,288,090
PPL Corp.	1,555,139	45,503,367
Public Service Enterprise Group, Inc.	493,606	26,057,461
RWE AG	672,039	16,580,763
Southern Co.	322,560	14,063,616
SSE PLC	1,709,831	25,539,690
Vistra Energy Corp. (a)	1,168,066	29,061,482
Xcel Energy, Inc.	68,082	3,214,151
		$820,441,144
Utilities - Water – 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,560,300	$ 9,114,033
Total Common Stocks		$1,390,078,430
Convertible Preferred Stocks – 4.3%
Natural Gas - Distribution – 1.3%
Sempra Energy, 6%	73,091	$ 7,370,497
Sempra Energy, 6.75%	71,341	7,269,648
South Jersey Industries, Inc., 7.25%	78,819	4,398,888
		$19,039,033
Utilities - Electric Power – 3.0%
CenterPoint Energy, Inc., 7%	76,337	$ 3,854,255
Dominion Energy, Inc., 6.75%	313,552	14,831,009
NextEra Energy, Inc., 6.123%	341,861	19,468,984

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – continued
Vistra Energy Corp., 7%	71,486	$ 6,954,873
		$45,109,121
Total Convertible Preferred Stocks		$ 64,148,154
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	39,653,964	$ 39,649,998
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Utilities - Electric Power – 0.1%
PG&E Corp. – December 2018 @ $46	Call	Goldman Sachs International	$24,753,380	5,380	$1,452,600
Other Assets, Less Liabilities – (0.4)%	(6,304,602)
Net Assets – 100.0%	$ 1,489,024,580
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,649,998 and $1,455,679,184, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	121,770	USD	139,100	Deutsche Bank AG	10/17/2018	$ 2,447
EUR	12,662	USD	14,572	Goldman Sachs International	10/17/2018	147
EUR	36,411	USD	41,675	JPMorgan Chase Bank N.A.	10/17/2018	649
EUR	28,446	USD	32,416	NatWest Markets PLC	10/17/2018	650
USD	6,952,544	EUR	5,913,585	Deutsche Bank AG	10/17/2018	78,516
USD	3,267,292	EUR	2,774,000	HSBC Bank	10/17/2018	42,759
USD	76,817,929	EUR	65,230,345	JPMorgan Chase Bank N.A.	10/17/2018	993,334
2

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	68,853,202	EUR	58,647,884	JPMorgan Chase Bank N.A.	12/18/2018	$ 320,946
USD	307,222	GBP	232,862	BNP Paribas S.A.	10/17/2018	3,508
USD	1,104,348	GBP	838,768	JPMorgan Chase Bank N.A.	10/17/2018	10,374
USD	22,346,267	GBP	16,945,615	Merrill Lynch International	10/17/2018	244,723
						$ 1,698,053
Liability Derivatives
EUR	38,941	USD	45,582	Barclays Bank PLC	10/17/2018	$ (317)
EUR	283,607	USD	333,231	BNP Paribas S.A.	10/17/2018	(3,562)
EUR	2,366,221	USD	2,766,969	Citibank N.A.	10/17/2018	(16,443)
EUR	393,155	USD	462,992	Deutsche Bank AG	10/17/2018	(5,984)
EUR	520,335	USD	611,883	Goldman Sachs International	10/17/2018	(7,039)
EUR	54,463	USD	63,489	JPMorgan Chase Bank N.A.	10/17/2018	(181)
EUR	1,761,991	USD	2,067,995	NatWest Markets PLC	10/17/2018	(19,833)
GBP	2,665,000	USD	3,510,017	Morgan Stanley Capital Services, Inc.	10/17/2018	(34,155)
USD	478,884	CAD	630,328	JPMorgan Chase Bank N.A.	10/17/2018	(9,293)
USD	57,948,803	CAD	76,136,035	Merrill Lynch International	10/17/2018	(1,017,103)
USD	320,617	CAD	421,016	NatWest Markets PLC	10/17/2018	(5,452)
USD	3,572,997	EUR	3,081,776	Morgan Stanley Capital Services, Inc.	10/17/2018	(9,299)
						$(1,128,661)
At September 30, 2018, the fund had cash collateral of $660,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
4

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$949,193,374	$8,722,248	$—	$957,915,622
Portugal	90,335,181	—	—	90,335,181
Canada	89,492,367	—	—	89,492,367
Spain	48,443,578	—	—	48,443,578
Sweden	41,037,361	—	—	41,037,361
United Kingdom	32,294,268	—	—	32,294,268
Italy	32,142,222	—	—	32,142,222
Germany	24,041,249	—	—	24,041,249
China	23,784,486	—	—	23,784,486
Other Countries	108,522,034	7,670,816	—	116,192,850
Mutual Funds	39,649,998	—	—	39,649,998
Total	$1,478,936,118	$16,393,064	$—	$1,495,329,182
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$1,698,053	$—	$1,698,053
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,128,661)	—	(1,128,661)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,132,616	180,421,184	(204,899,836)	39,653,964
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,610)	$2,015	$—	$416,878	$39,649,998
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	66.6%
Portugal	6.1%
Canada	6.0%
Spain	3.3%
Sweden	2.8%
United Kingdom	2.2%
Italy	2.2%
Germany	1.6%
China	1.6%
Other Countries	7.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
5

Quarterly Report
September 30, 2018
MFS®  Value Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 5.8%
Honeywell International, Inc. (a)(w)	284,187	$ 46,890,855
Lockheed Martin Corp.	45,228	15,647,079
Northrop Grumman Corp.	127,717	40,533,544
United Technologies Corp.	206,218	28,831,339
		$131,902,817
Alcoholic Beverages – 1.1%
Diageo PLC	735,542	$ 26,067,207
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	480,968	$ 8,864,240
Automotive – 0.9%
Aptiv PLC	199,439	$ 16,732,932
Garrett Motion, Inc. (a)(w)	7,617	140,909
Harley-Davidson, Inc.	70,969	3,214,896
		$20,088,737
Broadcasting – 1.8%
Interpublic Group of Companies, Inc.	735,337	$ 16,817,157
Omnicom Group, Inc.	359,947	24,483,595
		$41,300,752
Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	48,596	$ 22,904,753
NASDAQ, Inc.	276,208	23,698,646
T. Rowe Price Group, Inc.	103,053	11,251,327
		$57,854,726
Business Services – 7.1%
Accenture PLC, “A”	404,710	$ 68,881,642
Amdocs Ltd.	82,296	5,429,890
Cognizant Technology Solutions Corp., “A”	117,182	9,040,591
DXC Technology Co.	139,601	13,055,485
Equifax, Inc.	99,954	13,050,994
Fidelity National Information Services, Inc.	240,824	26,266,674
Fiserv, Inc. (a)	288,576	23,772,891
		$159,498,167
Cable TV – 2.3%
Comcast Corp., “A”	1,492,992	$ 52,866,847
Chemicals – 3.4%
3M Co.	127,163	$ 26,794,516
DowDuPont, Inc.	131,047	8,427,632
PPG Industries, Inc.	374,940	40,917,202
		$76,139,350
Construction – 1.7%
Sherwin-Williams Co.	48,067	$ 21,880,579
Stanley Black & Decker, Inc.	109,512	16,036,937
		$37,917,516
Consumer Products – 1.5%
Colgate-Palmolive Co.	68,271	$ 4,570,744
Kimberly-Clark Corp.	61,820	7,025,225
Newell Brands, Inc.	217,606	4,417,402
Procter & Gamble Co.	62,967	5,240,743
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	131,390	$ 12,015,164
		$33,269,278
Containers – 0.4%
Crown Holdings, Inc. (a)	173,507	$ 8,328,336
Electrical Equipment – 1.9%
HD Supply Holdings, Inc. (a)	111,190	$ 4,757,820
Johnson Controls International PLC	1,070,026	37,450,910
		$42,208,730
Electronics – 2.0%
Analog Devices, Inc.	97,331	$ 8,999,224
Texas Instruments, Inc.	342,715	36,769,893
		$45,769,117
Energy - Independent – 1.9%
EOG Resources, Inc.	200,903	$ 25,629,196
Occidental Petroleum Corp.	206,395	16,959,477
		$42,588,673
Energy - Integrated – 1.8%
Chevron Corp.	164,529	$ 20,118,606
Exxon Mobil Corp.	237,933	20,229,064
		$40,347,670
Food & Beverages – 4.5%
Archer Daniels Midland Co.	289,592	$ 14,557,790
Danone S.A.	133,599	10,346,183
General Mills, Inc.	530,055	22,749,960
J.M. Smucker Co.	80,916	8,302,791
Nestle S.A.	424,344	35,377,854
PepsiCo, Inc.	98,104	10,968,027
		$102,302,605
Health Maintenance Organizations – 1.1%
Cigna Corp.	115,860	$ 24,127,845
Insurance – 7.2%
Aon PLC	285,225	$ 43,861,901
Chubb Ltd.	314,133	41,980,734
MetLife, Inc.	552,253	25,801,260
Prudential Financial, Inc.	90,679	9,187,596
Travelers Cos., Inc.	324,449	42,084,280
		$162,915,771
Machinery & Tools – 3.0%
Eaton Corp. PLC	275,699	$ 23,911,374
Illinois Tool Works, Inc.	162,178	22,886,559
Ingersoll-Rand Co. Ltd., “A”	196,405	20,092,232
		$66,890,165
Major Banks – 13.3%
Bank of New York Mellon Corp.	496,514	$ 25,317,249
Goldman Sachs Group, Inc.	223,649	50,151,052
JPMorgan Chase & Co.	938,433	105,892,780
PNC Financial Services Group, Inc.	234,831	31,981,634
State Street Corp.	230,008	19,270,070

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	1,293,202	$ 67,970,697
		$300,583,482
Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	163,448	$ 15,529,194
McKesson Corp.	105,886	14,045,778
		$29,574,972
Medical Equipment – 7.2%
Abbott Laboratories	484,757	$ 35,561,773
Danaher Corp.	298,522	32,437,401
Medtronic PLC	622,477	61,233,062
Thermo Fisher Scientific, Inc.	140,484	34,289,335
		$163,521,571
Oil Services – 1.5%
Schlumberger Ltd.	560,437	$ 34,141,822
Other Banks & Diversified Financials – 5.6%
American Express Co.	245,450	$ 26,137,970
Citigroup, Inc.	713,367	51,176,949
U.S. Bancorp	932,526	49,246,698
		$126,561,617
Pharmaceuticals – 7.6%
Johnson & Johnson	584,665	$ 80,783,163
Merck & Co., Inc.	312,262	22,151,866
Novartis AG	63,589	5,468,628
Pfizer, Inc.	1,339,245	59,020,527
Roche Holding AG	18,076	4,379,019
		$171,803,203
Printing & Publishing – 0.7%
Moody's Corp.	97,839	$ 16,358,681
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.8%
Canadian National Railway Co.	154,068	$ 13,835,306
Union Pacific Corp.	169,467	27,594,312
		$41,429,618
Real Estate – 0.4%
Public Storage, Inc., REIT	39,730	$ 8,010,760
Telephone Services – 0.8%
Verizon Communications, Inc.	347,300	$ 18,542,347
Tobacco – 3.3%
Altria Group, Inc.	281,851	$ 16,998,434
Philip Morris International, Inc.	692,603	56,474,848
		$73,473,282
Trucking – 0.6%
United Parcel Service, Inc., “B”	113,588	$ 13,261,399
Utilities - Electric Power – 2.9%
Duke Energy Corp.	449,207	$ 35,945,544
Southern Co.	450,760	19,653,136
Xcel Energy, Inc.	191,571	9,044,067
		$64,642,747
Total Common Stocks		$ 2,243,154,050
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	20,278,260	$ 20,276,233
Other Assets, Less Liabilities – (0.3)%		(6,256,591)
Net Assets – 100.0%		$ 2,257,173,692

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,276,233 and $2,243,154,050, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At September 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,243,154,050	$—	$—	$2,243,154,050
Mutual Funds	20,276,233	—	—	20,276,233
Total	$2,263,430,283	$—	$—	$2,263,430,283
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,210,625	202,367,680	(197,300,045)	20,278,260
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$357	$—	$—	$272,048	$20,276,233
4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2018

*	Print name and title of each signing officer under his or her signature.